UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2017

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc.

AB Long/Short Multi-Manager Fund

Portfolio of Investments

February 28, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 69.0%
Information Technology - 15.9%
Communications Equipment - 1.1%
ARRIS International PLC (a)	3,406	$87,875
CommScope Holding Co., Inc. (a)	4,021	152,999
Juniper Networks, Inc. (b)	4,391	122,948

		363,822

Electronic Equipment, Instruments & Components - 2.7%
Corning, Inc.	13,463	371,713
Flex Ltd. (a)	9,355	154,264
TE Connectivity Ltd.	4,740	352,988

		878,965

Internet Software & Services - 1.0%
Yahoo!, Inc. (a)	7,410	338,341

IT Services - 1.3%
Cognizant Technology Solutions Corp.-Class A (a)(b)	2,288	135,610
CSRA, Inc.	2,256	67,274
Western Union Co. (The)-Class W	12,327	242,102

		444,986

Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Ltd.	1,884	397,392
Marvell Technology Group Ltd.	8,306	129,574
Microsemi Corp. (a)	2,311	119,756

		646,722

Software - 4.1%
Microsoft Corp.	1,551	99,233
Nuance Communications, Inc. (a)	4,322	73,604
Oracle Corp. (b)	3,401	144,849
PTC, Inc. (a)(b)	3,974	214,159
salesforce.com, Inc. (a)	2,733	222,329
Symantec Corp.	12,565	358,982
Verint Systems, Inc. (a)(b)	3,311	124,990
VMware, Inc.-Class A (a)(b)	1,418	127,464

		1,365,610

Technology Hardware, Storage & Peripherals - 3.7%
NCR Corp. (a)	3,901	187,521
NetApp, Inc.	7,301	305,401
Western Digital Corp.	9,721	747,350

		1,240,272

		5,278,718

Consumer Discretionary - 11.9%
Auto Components - 2.9%
Goodyear Tire & Rubber Co. (The)	6,428	225,301
Johnson Controls International PLC	15,436	647,386

Company	Shares	U.S. $ Value
Tenneco, Inc. (a)	1,471	94,600

		967,287

Automobiles - 0.3%
Harley-Davidson, Inc.	1,862	104,980

Hotels, Restaurants & Leisure - 2.7%
Brinker International, Inc.	2,271	95,927
Carnival Corp.	3,375	188,831
Dunkin’ Brands Group, Inc. (b)	2,614	143,796
Extended Stay America, Inc.	491	8,494
Hilton Worldwide Holdings, Inc.	1,609	92,035
Las Vegas Sands Corp.	2,065	109,342
McDonald’s Corp. (b)	1,150	146,798
Yum! Brands, Inc.	1,414	92,362

		877,585

Household Durables - 1.3%
Mohawk Industries, Inc. (a)	302	68,361
Sony Corp.	3,054	94,367
Whirlpool Corp.	1,517	270,921

		433,649

Internet & Catalog Retail - 0.6%
Liberty Interactive Corp. QVC Group-Class A (a)	10,288	194,238

Media - 1.8%
DISH Network Corp.-Class A (a)(b)	2,950	182,900
Time Warner, Inc.	4,194	411,893

		594,793

Specialty Retail - 1.8%
CarMax, Inc. (a)(b)	1,947	125,659
Foot Locker, Inc.	1,788	135,298
Gap, Inc. (The)	4,414	109,556
Home Depot, Inc. (The) (b)	795	115,203
MarineMax, Inc. (a)	5,042	113,445

		599,161

Textiles, Apparel & Luxury Goods - 0.5%
Kate Spade & Co. (a)	2,091	49,891
Moncler SpA	2,691	51,413
NIKE, Inc.-Class B	1,287	73,565

		174,869

		3,946,562

Financials - 11.6%
Banks - 5.0%
Bank of America Corp.	14,783	364,844
Bank of the Ozarks, Inc.	1,319	72,189
JPMorgan Chase & Co.	2,859	259,083
Regions Financial Corp. (b)	23,393	357,211
Signature Bank/New York NY (a)(b)	1,244	195,942
SunTrust Banks, Inc.	2,311	137,481
Wells Fargo & Co.	4,385	253,804

Company	Shares	U.S. $ Value
Western Alliance Bancorp (a)	357	18,436

		1,658,990

Capital Markets - 3.2%
Affiliated Managers Group, Inc.	4,011	673,568
Ameriprise Financial, Inc.	2,400	315,600
OM Asset Management PLC	4,940	73,655

		1,062,823

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc.-Class B (a)	106	18,170
Intercontinental Exchange, Inc.	1,220	69,699

		87,869

Insurance - 3.2%
Aflac, Inc.	4,565	330,278
Assurant, Inc.	1,655	163,845
Lincoln National Corp.	5,066	355,430
Willis Towers Watson PLC	1,628	209,084

		1,058,637

		3,868,319

Materials - 9.7%
Chemicals - 3.0%
Celanese Corp.-Class A	3,618	322,617
Dow Chemical Co. (The)	550	34,243
Sherwin-Williams Co. (The)	1,995	615,537
Valvoline, Inc.	1,333	29,886

		1,002,283

Construction Materials - 0.7%
Buzzi Unicem SpA	2,455	60,754
Summit Materials, Inc.-Class A (a)	3,195	76,329
Vulcan Materials Co.	741	89,372

		226,455

Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	3,849	76,210

Metals & Mining - 4.4%
Boliden AB	4,436	135,080
First Quantum Minerals Ltd.	6,782	70,567
Freeport-McMoRan, Inc. (a)	18,881	253,006
Newmont Mining Corp.	5,601	191,778
Teck Resources Ltd.-Class B	25,791	516,078
United States Steel Corp.	4,631	179,312
voestalpine AG	2,450	102,940

		1,448,761

Paper & Forest Products - 1.4%
Canfor Corp. (a)	21,612	279,059

Company	Shares	U.S. $ Value
West Fraser Timber Co., Ltd.	4,536	188,277

		467,336

		3,221,045

Industrials - 8.2%
Aerospace & Defense - 0.6%
Airbus SE	2,628	193,096

Air Freight & Logistics - 1.2%
FedEx Corp.	2,002	386,346

Airlines - 1.5%
Copa Holdings SA-Class A	604	64,320
Delta Air Lines, Inc.	4,613	230,327
Southwest Airlines Co.	1,363	78,781
United Continental Holdings, Inc. (a)	1,304	96,613
Wizz Air Holdings PLC (a)(c)	855	17,717

		487,758

Building Products - 0.1%
AO Smith Corp.	656	33,036

Construction & Engineering - 0.4%
AECOM (a)	2,552	92,765
Fluor Corp.	1,055	58,437

		151,202

Electrical Equipment - 1.0%
Eaton Corp. PLC	4,625	332,908

Machinery - 0.6%
Caterpillar, Inc.	1,267	122,468
Trinity Industries, Inc.	2,373	63,692

		186,160

Marine - 0.0%
Scorpio Bulkers, Inc. (a)	1,516	11,218

Road & Rail - 2.0%
Avis Budget Group, Inc. (a)	2,430	84,029
CSX Corp.	6,260	303,986
Hertz Global Holdings, Inc. (a)	2,541	57,731
Union Pacific Corp. (b)	2,072	223,652

		669,398

Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	4,938	223,691
Herc Holdings, Inc. (a)	894	46,211

		269,902

		2,721,024

Health Care - 5.1%
Biotechnology - 0.3%
Biogen, Inc. (a)	102	29,437
Bioverativ, Inc. (a)	51	2,656

Company	Shares	U.S. $ Value
Incyte Corp. (a)	356	47,384

		79,477

Health Care Equipment & Supplies - 0.8%
Becton Dickinson and Co.	1,491	272,927

Health Care Providers & Services - 4.0%
Aetna, Inc.	2,487	320,226
Anthem, Inc.	2,261	372,658
UnitedHealth Group, Inc.	2,743	453,637
Universal Health Services, Inc.-Class B (b)	1,414	177,599

		1,324,120

		1,676,524

Energy - 3.9%
Energy Equipment & Services - 0.5%
National Oilwell Varco, Inc.	4,392	177,525

Oil, Gas & Consumable Fuels - 3.4%
Concho Resources, Inc. (a)	1,618	214,304
EOG Resources, Inc.	3,061	296,886
Hess Corp.	1,279	65,792
Parsley Energy, Inc.-Class A (a)	9,363	284,541
Suncor Energy, Inc. (New York)	8,478	265,616

		1,127,139

		1,304,664

Consumer Staples - 2.2%
Beverages - 1.6%
Constellation Brands, Inc.-Class A (b)	932	148,011
Molson Coors Brewing Co.	2,820	283,100
Monster Beverage Corp. (a)	2,079	86,154

		517,265

Food & Staples Retailing - 0.3%
Kroger Co. (The)	3,484	110,791

Food Products - 0.3%
Nestle SA (REG)	1,479	109,147

		737,203

Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (c)	5,944	89,405
Sunrise Communications Group AG (c)	1,136	81,337

		170,742

Total Common Stocks (cost $19,920,250)		22,924,801

WARRANTS - 2.7%
Financials - 2.7%
Banks - 1.5%
HSBC Bank PLC, expiring 1/22/18 (a)	122,816	482,729

Company	Shares	U.S. $ Value
Capital Markets - 1.2%
Saudi Basic Industries Corp., expiring 3/02/17 (a)	15,749	406,324

Total Warrants (cost $839,378)		889,053

DEPOSITORY RECEIPTS - 0.7%
Financials - 0.4%
Capital Markets - 0.4%
Credit Suisse Group AG (Sponsored ADR)	10,157	153,269

Industrials - 0.1%
Airlines - 0.1%
Latam Airlines Group SA (Sponsored ADR)	2,479	25,088

Telecommunication Services - 0.2%
Telecommunication Services - 0.2%
VimpelCom Ltd. (Sponsored ADR)	17,482	71,851

Total Depository Receipts (cost $239,673)		250,208

MUTUAL FUNDS - 0.1%
Index - 0.1%
Index - 0.1% (f)
iPath S&P 500 VIX Short-Term Futures ETN (a) (cost $19,781)	1,114	20,520

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
OPTIONS ON EQUITIES - 0.0%
B&G Foods Holdings Corp. Expiration: Mar 2017, Exercise Price: $ 40.00 (a)(d)	10	205
Industrial Select Sector SPDR Fund Expiration: Mar 2017, Exercise Price: $ 61.00 (a)(d)	115	862
iShares Russell 2000 ETF Expiration: Mar 2017, Exercise Price: $ 129.00 (a)(d)	46	1,541
Tesla Motors, Inc. Expiration: Mar 2017, Exercise Price: $ 260.00 (a)(d)	1	1,390

Total Options Purchased - Puts (premiums paid $12,721)		3,998

	Shares
SHORT-TERM INVESTMENTS - 18.0%
STIF Type Instruments - 18.0%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio-Class AB, 0.39% (e)(f) (cost $5,989,390)	5,989,390	5,989,390

Company	Shares	U.S. $ Value
Total Investments Before Securities Sold Short - 90.5% (cost $27,021,193)		30,077,970

SECURITIES SOLD SHORT - (25.0)%
COMMON STOCKS - (17.5)%
Consumer Discretionary - (5.8)%
Auto Components - (0.2)%
Delphi Automotive PLC	(893)	(67,984)

Automobiles - (0.3)%
Tesla Motors, Inc. (a)	(344)	(85,997)

Diversified Consumer Services - (0.5)%
DeVry Education Group, Inc.	(1,189)	(38,226)
Grand Canyon Education, Inc. (a)	(717)	(44,010)
Sotheby’s (a)	(1,930)	(87,101)

		(169,337)

Hotels, Restaurants & Leisure - (0.9)%
Buffalo Wild Wings, Inc. (a)	(218)	(33,790)
Cheesecake Factory, Inc. (The)	(603)	(36,813)
Jack in the Box, Inc.	(467)	(43,762)
Restaurant Brands International, Inc.	(1,561)	(85,387)
Sonic Corp.	(1,780)	(44,998)
Wingstop, Inc.	(692)	(18,200)
Wynn Resorts Ltd.	(233)	(22,403)
Yum! Brands, Inc.	(438)	(28,610)

		(313,963)

Household Durables - (0.8)%
Electrolux AB	(1,401)	(37,098)
Lennar Corp.-Class A	(2,075)	(101,239)
Meritage Homes Corp. (a)	(864)	(30,715)
Newell Brands, Inc.	(1,214)	(59,522)
Pulte Group, Inc.	(1,991)	(43,902)

		(272,476)

Internet & Catalog Retail - (0.1)%
Etsy, Inc. (a)	(1,922)	(23,295)
Netflix, Inc. (a)	(161)	(22,883)

		(46,178)

Internet & Direct Marketing Retail - (0.1)%
Yoox Net-A-Porter Group SpA (a)	(658)	(15,634)

Leisure Products - (0.3)%
Hasbro, Inc.	(259)	(25,089)
Mattel, Inc.	(720)	(18,526)
Polaris Industries, Inc.	(732)	(62,374)

		(105,989)

Media - (0.3)%
Interpublic Group of Cos., Inc. (The)	(973)	(23,449)
Omnicom Group, Inc.	(266)	(22,637)

Company	Shares	U.S. $ Value
World Wrestling Entertainment, Inc.-Class A	(1,840)	(38,603)

		(84,689)

Multiline Retail - (0.5)%
Dollar Tree, Inc. (a)	(872)	(66,865)
Kohl’s Corp.	(622)	(26,510)
Nordstrom, Inc.	(641)	(29,909)
Target Corp.	(425)	(24,977)

		(148,261)

Specialty Retail - (1.1)%
Advance Auto Parts, Inc.	(226)	(35,394)
AutoNation, Inc. (a)	(514)	(23,593)
Barnes & Noble, Inc.	(1,889)	(18,512)
Best Buy Co., Inc.	(622)	(27,449)
Big 5 Sporting Goods Corp.	(1,334)	(17,942)
CarMax, Inc. (a)	(1,051)	(67,832)
Five Below, Inc. (a)	(1,044)	(40,246)
Gap, Inc. (The)	(1,369)	(33,979)
GNC Holdings, Inc.-Class A	(1,890)	(15,687)
Michaels Cos., Inc. (The) (a)	(1,114)	(22,380)
Sally Beauty Holdings, Inc. (a)	(1,970)	(43,084)
Signet Jewelers Ltd.	(433)	(27,534)

		(373,632)

Textiles, Apparel & Luxury Goods - (0.7)%
Fossil Group, Inc. (a)	(1,350)	(25,528)
Hanesbrands, Inc.	(820)	(16,408)
lululemon athletica, Inc. (a)	(1,242)	(81,053)
Michael Kors Holdings Ltd. (a)	(715)	(26,098)
Swatch Group AG (The)	(262)	(87,146)

		(236,233)

		(1,920,373)

Industrials - (3.8)%
Aerospace & Defense - (0.1)%
Boeing Co. (The)	(233)	(41,994)

Air Freight & Logistics - (0.9)%
CH Robinson Worldwide, Inc.	(3,224)	(259,113)
XPO Logistics, Inc. (a)	(626)	(31,920)

		(291,033)

Airlines - (0.4)%
Allegiant Travel Co.	(242)	(42,132)
Deutsche Lufthansa AG (REG)	(4,633)	(67,832)
JetBlue Airways Corp. (a)	(1,846)	(36,846)

		(146,810)

Electrical Equipment - (0.3)%
Eaton Corp. PLC	(560)	(40,309)
Sunrun, Inc. (a)	(6,215)	(35,363)

Company	Shares	U.S. $ Value
Vestas Wind Systems A/S	(462)	(34,211)

		(109,883)

Industrial Conglomerates - (0.2)%
3M Co.	(375)	(69,881)

Machinery - (0.9)%
Caterpillar, Inc.	(1,588)	(153,496)
PACCAR, Inc.	(693)	(46,299)
SKF AB	(1,604)	(30,479)
Snap-on, Inc.	(307)	(52,089)

		(282,363)

Marine - (0.2)%
Kirby Corp. (a)	(792)	(54,806)

Road & Rail - (0.2)%
Ryder System, Inc.	(483)	(36,781)
Werner Enterprises, Inc.	(1,587)	(44,436)

		(81,217)

Trading Companies & Distributors - (0.6)%
GATX Corp.	(1,246)	(72,368)
WW Grainger, Inc.	(467)	(115,797)

		(188,165)

		(1,266,152)

Health Care - (2.6)%
Health Care - (0.2)%
Envision Healthcare Corp. (a)	(786)	(55,020)

Health Care Equipment & Supplies - (0.7)%
Cooper Cos., Inc. (The)	(169)	(33,655)
Intuitive Surgical, Inc. (a)	(242)	(178,354)
Natus Medical, Inc. (a)	(531)	(19,660)

		(231,669)

Health Care Providers & Services - (1.0)%
Acadia Healthcare Co., Inc. (a)	(761)	(34,032)
Brookdale Senior Living, Inc. (a)	(1,994)	(28,713)
Express Scripts Holding Co. (a)	(1,356)	(95,801)
HCA Holdings, Inc. (a)	(1,246)	(108,701)
Tenet Healthcare Corp. (a)	(809)	(15,614)
Universal Health Services, Inc.-Class B	(386)	(48,482)

		(331,343)

Pharmaceuticals - (0.7)%
Akorn, Inc. (a)	(1,284)	(26,720)
Mallinckrodt PLC (a)	(2,142)	(112,284)
Mylan NV (a)	(906)	(37,916)
UCB SA	(252)	(17,934)

Company	Shares	U.S. $ Value
Valeant Pharmaceuticals International, Inc. (a)	(3,079)	(44,276)

		(239,130)

		(857,162)

Information Technology - (2.2)%
Internet Software & Services - (0.4)%
MercadoLibre, Inc.	(581)	(122,516)
WebMD Health Corp. (a)	(515)	(26,728)

		(149,244)

IT Services - (0.8)%
Accenture PLC-Class A	(978)	(119,805)
International Business Machines Corp.	(555)	(99,800)
Western Union Co. (The)	(1,822)	(35,784)

		(255,389)

Semiconductors & Semiconductor Equipment - 0.0%
Impinj, Inc. (a)	(390)	(11,060)

Software - (0.7)%
Constellation Software, Inc.	(33)	(15,491)
Electronic Arts, Inc. (a)	(341)	(29,497)
Mobileye NV (a)	(448)	(20,393)
Oracle Corp.	(3,071)	(130,794)
Symantec Corp.	(1,269)	(36,255)

		(232,430)

Technology Hardware, Storage & Peripherals - (0.3)%
Electronics For Imaging, Inc. (a)	(1,184)	(54,547)
Seagate Technology PLC	(830)	(39,998)

		(94,545)

		(742,668)

Financials - (1.0)%
Banks - (0.3)%
Bank of the Ozarks, Inc.	(635)	(34,754)
East West Bancorp, Inc.	(649)	(35,124)
Home BancShares, Inc./AR	(730)	(20,542)
UniCredit SpA	(685)	(9,188)

		(99,608)

Capital Markets - (0.3)%
BlackRock, Inc.-Class A	(46)	(17,823)
Deutsche Bank AG (REG) (a)	(1,376)	(27,112)
Legg Mason, Inc.	(998)	(37,645)

		(82,580)

Consumer Finance - (0.3)%
Ally Financial, Inc.	(1,375)	(30,924)
Credit Acceptance Corp. (a)	(265)	(53,122)
Santander Consumer USA Holdings, Inc. (a)	(1,874)	(27,697)

		(111,743)

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - (0.1)%
BofI Holding, Inc. (a)	(1,313)	(41,412)

		(335,343)

Materials - (0.9)%
Chemicals - (0.6)%
Axalta Coating Systems Ltd. (a)	(1,370)	(39,880)
CF Industries Holdings, Inc.	(1,855)	(58,284)
Methanex Corp.	(609)	(31,059)
Mosaic Co. (The)	(1,899)	(59,230)

		(188,453)

Paper & Forest Products - (0.3)%
Domtar Corp.	(2,767)	(105,395)

		(293,848)

Consumer Staples - (0.6)%
Beverages - (0.3)%
Boston Beer Co., Inc. (The) (a)	(91)	(14,437)
Coca-Cola Co. (The)	(933)	(39,149)
Dr Pepper Snapple Group, Inc.	(315)	(29,433)
Monster Beverage Corp. (a)	(548)	(22,709)

		(105,728)

Food & Staples Retailing - (0.1)%
Wal-Mart Stores, Inc.	(287)	(20,357)

Food Products - (0.2)%
B&G Foods, Inc.	(992)	(42,160)
Post Holdings, Inc. (a)	(356)	(29,146)

		(71,306)

		(197,391)

Energy - (0.6)%
Oil, Gas & Consumable Fuels - (0.6)%
Cheniere Energy, Inc. (a)	(664)	(31,905)
CONSOL Energy, Inc.	(1,228)	(19,120)
Continental Resources, Inc./OK (a)	(727)	(32,860)
Devon Energy Corp.	(494)	(21,420)
Exxon Mobil Corp.	(570)	(46,352)
SM Energy Co.	(598)	(14,741)
WPX Energy, Inc. (a)	(1,826)	(23,556)

		(189,954)

Total Common Stocks (proceeds $5,476,373)		(5,802,891)

MUTUAL FUNDS - (6.8)%
Index - (6.8)%
Index - (6.8)% (f)
Consumer Discretionary Select Sector SPDR Fund	(2,497)	(215,666)
Consumer Staples Select Sector SPDR Fund	(4,175)	(230,042)
Health Care Select Sector SPDR Fund	(762)	(57,142)
Industrial Select Sector SPDR Fund	(3,093)	(203,705)

Company	Shares	U.S. $ Value
iShares 20+ Year Treasury Bond ETF	(336)	(40,905)
iShares MSCI Brazil Capped ETF	(2,765)	(104,323)
iShares MSCI China ETF	(5,322)	(259,235)
iShares Russell 2000 ETF	(476)	(65,612)
iShares STOXX Europe 600 UCITS ETF (DE)	(3,409)	(133,346)
SPDR S&P 500 ETF Trust	(2,355)	(556,887)
Technology Select Sector SPDR Fund	(2,540)	(132,969)
Utilities Select Sector SPDR Fund	(2,758)	(142,782)
VanEck Vectors Semiconductor ETF	(1,659)	(126,731)

Total Mutual Funds (proceeds $2,066,814)		(2,269,345)

DEPOSITORY RECEIPTS - (0.7)%
Health Care - (0.4)%
Pharmaceuticals - (0.4)%
Dr Reddy’s Laboratories Ltd. (ADR)	(702)	(30,158)
GW Pharmaceuticals PLC (a)	(271)	(33,815)
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	(1,592)	(55,752)

		(119,725)

Energy - (0.2)%
Oil, Gas & Consumable Fuels - (0.2)%
Petroleo Brasileiro SA (Sponsored ADR) (a)	(4,344)	(43,787)
Royal Dutch Shell PLC (Sponsored ADR)-Class A	(648)	(33,625)

		(77,412)

Industrials - (0.1)%
Air Freight & Logistics - (0.1)%
ZTO Express Cayman, Inc. (a)	(2,370)	(30,549)

Information Technology - 0.0%
Internet Software & Services - 0.0%
Criteo SA (Sponsored ADR) (a)	(328)	(15,410)

Total Depository Receipts (proceeds $239,129)		(243,096)

Total Securities Sold Short (proceeds $7,782,316)		(8,315,332)

Total Investments, Net of Securities Sold Short - 65.5% (cost $19,238,877)		21,762,638
Other assets less liabilities - 34.5%		11,471,436

Net Assets - 100.0%		$33,234,074

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	CHF	70	USD	71	3/15/17	$919
Morgan Stanley & Co., Inc.	CHF	204	USD	199	3/15/17	(3,945)
Morgan Stanley & Co., Inc.	EUR	248	USD	268	3/15/17	4,837
Morgan Stanley & Co., Inc.	EUR	83	USD	88	3/15/17	(458)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	SEK	356	USD	40	3/15/17	$739
Morgan Stanley & Co., Inc.	USD	84	CHF	83	3/15/17	(854)
Morgan Stanley & Co., Inc.	USD	75	EUR	70	3/15/17	(1,030)
Morgan Stanley & Co., Inc.	USD	71	SEK	643	3/15/17	498
Morgan Stanley & Co., Inc.	USD	4	SEK	33	3/15/17	(26)
Morgan Stanley & Co., Inc.	CAD	762	USD	583	4/28/17	8,906
Morgan Stanley & Co., Inc.	EUR	103	USD	110	4/28/17	(82)
Morgan Stanley & Co., Inc.	GBP	208	USD	259	4/28/17	1,086
Morgan Stanley & Co., Inc.	SEK	1,273	USD	143	4/28/17	1,353
Morgan Stanley & Co., Inc.	USD	34	CAD	45	4/28/17	(480)
Morgan Stanley & Co., Inc.	USD	8	EUR	7	4/28/17	8
Morgan Stanley & Co., Inc.	USD	49	GBP	39	4/28/17	(381)
Morgan Stanley & Co., Inc.	USD	37	SEK	333	4/28/17	(124)

						$10,966

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley & Co., Inc.
Accor SA	1,879	EONIA Plus 0.40%	EUR	68	7/24/17	$1,918
Air China Ltd.	41,496	HK Overnight Index Swap Ref Rate Plus 0.95%	HKD	235	7/24/17	1,743
Air France-KLM	8,068	EONIA Plus 0.40%	EUR	42	7/24/17	11,840
Alphabet, Inc.	216	FedFundEffective Plus 0.50%	USD	174	7/24/17	8,998
Anglo American PLC	10,415	BBA 1 Month LIBOR Plus 0.50%	GBP	74	7/24/17	71,290
Antofagasta PLC	13,605	BBA 1 Month LIBOR Plus 0.50%	GBP	61	7/24/17	60,773
Brunswick Corp.	3,271	FedFundEffective Plus 0.35%	USD	149	7/24/17	47,003
Cie Plastic Omnium SA	2,802	EURIBOR 3 Month Plus 0.50%	EUR	81	7/24/17	8,689
Continental Resources, Inc./OK	1,433	FedFundEffective Plus 0.50%	USD	67	7/24/17	(1,801)
Dai-ichi Life Holdings, Inc.	3,713	MUTSCALM Plus 0.40%	JPY	6,556	9/03/18	11,404
Hitachi Ltd.	11,104	MUTSCALM Plus 0.40%	JPY	5,914	9/03/18	8,393
International Consolidated Airlines Group SA	13,088	BBA 1 Month LIBOR Plus 0.50%	GBP	55	7/24/17	19,003
Kering	184	EURIBOR 1 Month Plus 0.50%	EUR	42	7/24/17	(26)
Komatsu Ltd.	2,612	MUTSCALM Plus 0.40%	JPY	6,184	9/03/18	7,647
Mitsubshi Heavy Industries Ltd.	13,535	MUTSCALM Plus 0.40%	JPY	6,302	9/03/18	(2,771)
Moncler SpA	604	EURIBOR 3 Month Plus 0.50%	EUR	8	7/24/17	2,937
Monster Beverage Corp.	2,688	FedFundEffective Plus 0.50%	USD	129	9/01/18	(17,982)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
NVR, Inc.	254	BBA 1 Month LIBOR Plus 0.50%	USD	389	5/22/17	$102,959
Qantas Airways Ltd.	11,555	RBA Daily Cash Rate Plus 0.55%	AUD	40	9/11/18	2,328
Rio Tinto PLC	7,682	FedFundEffective Plus 0.50%	USD	291	7/24/17	38,845
Rio Tinto PLC	4,310	BBA 1 Month LIBOR Plus 0.50%	GBP	98	7/24/17	60,301
SoftBank Group Corp.	3,204	MUTSCALM Plus 0.40%	JPY	28,619	9/03/18	(15,782)
Swift Transportation Co.	8,585	FedFundEffective Plus 0.50%	USD	180	7/24/17	6,202
Taisei Corporation	8,729	MUTSCALM Plus 0.40%	JPY	6,694	9/03/18	1,565
Take-Two Interactive Software, Inc.	6,030	FedFundEffective Plus 0.50%	USD	266	9/01/18	77,541
Weichai Power Co., Ltd.	27,080	HK Overnight Index Swap Ref Rate Plus 0.95%	HKD	277	7/24/17	11,965
Wizz Air Holdings PLC	1,218	EURIBOR 1 Month Plus 0.50%	GBP	21	7/24/17	(1,439)
Pay Total Return on Reference Obligation
Morgan Stanley & Co., Inc.
Agile Property Holdings Ltd.	41,686	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	200	10/03/18	(1,694)
Airbus SE	666	EONIA Minus 0.40%	EUR	42	8/21/17	(4,537)
Ashmore Group PLC	8,924	SONIA Overnight Deposit Rate Minus 0.88%	GBP	26	10/03/18	(7,514)
ASOS PLC	223	SONIA Overnight Deposit Rate Minus 0.30%	GBP	12	10/03/18	(434)
Burberry Group PLC	1,885	SONIA Overnight Deposit Rate Minus 0.35%	GBP	26	7/24/17	(8,406)
Canon, Inc.	960	MUTSCALM Minus 0.40%	JPY	2,995	10/03/18	(1,643)
China CITIC Bank Corp. Ltd.	81,200	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	378	10/03/18	(7,104)
China Coal Energy Co., Ltd.	38,000	HK Overnight Index Swap Ref Rate Minus 1.13%	HKD	136	10/03/18	(2,630)
China Everbright Bank Co., Ltd.	92,500	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	379	10/03/18	2,000
China Evergrande Group	68,500	HK Overnight Index Swap Ref Rate Minus 1.50%	HKD	400	10/03/18	65
China Merchants Bank	35,400	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	688	10/03/18	(5,498)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
China Minsheng Banking Corp., Ltd.	66,900	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	505	10/03/18	$(11,179)
China Resources Land Ltd.	7,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	121	10/03/18	(3,505)
China Shenhua Energy Co., Ltd.	9,500	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	137	10/03/18	(2,194)
China Vanke Co., Ltd.	14,300	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	289	10/03/18	1,375
Cielo SA	3,185	FedFundEffective Minus 1.00%	USD	31	7/27/17	2,717
Fosun International Ltd.	27,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	292	10/03/18	(4,760)
Lenovo Group Ltd.	61,900	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	456	10/03/18	21,574
Li & Fung Ltd.	49,100	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	317	10/03/18	18,955
Longfor Properties Co., Ltd.	12,800	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	144	10/03/18	(1,957)
MTN Group Ltd.	10,991	SABOR Minus 0.95%	ZAR	1,447	8/01/18	10,049
Nintendo Co., Ltd.	142	MUTSCALM Minus 0.40%	JPY	3,446	10/03/18	1,016
Ocado Group PLC	5,926	SONIA Overnight Deposit Rate Minus 4.00%	GBP	21	8/01/18	7,605
Old Mutual PLC	32,707	SONIA Overnight Deposit Rate Minus 0.30%	GBP	61	8/01/18	(13,183)
Sino Land Co., Ltd.	14,200	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	170	10/03/18	(2,759)
SJM Holdings Ltd.	26,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	151	10/03/18	(1,861)
Standard and Poor’s 500 Index	291	FedFundEffective Minus 0.20%	USD	634	9/01/18	(54,046)
Standard Bank Group Ltd.	4,432	SABOR Minus 0.95%	ZAR	666	8/01/18	2,434
Standard Chartered PLC	3,946	SONIA Overnight Deposit Rate Minus 0.30%	GBP	26	10/03/18	(2,900)
Thomas Cook Group PLC	14,715	SONIA Overnight Deposit Rate Minus 0.35%	GBP	11	7/24/17	(2,738)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Woodside Petroleum Ltd.	1,897	RBA Daily Cash Rate Minus 0.40%	AUD	56	10/03/18	$(2,886)
Zhuzhou CSR Times Electric Co., Ltd.	7,100	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	315	10/03/18	2,361

						$450,266

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate market value of these securities amounted to $188,459 or 0.6% of net assets.
(d)	One contract relates to 100 shares.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
BBA	-	British Bankers Association
EONIA	-	Euro OverNight Index Average
ETF	-	Exchange Traded Fund
ETN	-	Exchange Traded Note
EURIBOR	-	Euro Interbank Offered Rate
FedFundEffective	-	Federal Funds Effective Rate
HK	-	Hong Kong
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
MUTSCALM	-	Bank of Japan Estimated Unsecured Overnight Call Rate
RBA	-	Reserve Bank of Australia
REG	-	Registered Shares
SABOR	-	South Africa Benchmark Overnight Rate
SONIA	-	Sterling Overnight Index Average
SPDR	-	Standard & Poor’s Depository Receipt
UCITS	-	Undertaking for Collective Investment in Transferable Securities

AB Cap Fund, Inc.

AB Long/Short Multi-Manager Fund

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$5,278,718		$	– 0	–	$	– 0	–	$5,278,718
Consumer Discretionary	3,800,782			145,780			– 0	–	3,946,562
Financials	3,868,319			– 0	–		– 0	–	3,868,319
Materials	2,922,271			298,774			– 0	–	3,221,045
Industrials	2,510,211			210,813			– 0	–	2,721,024
Health Care	1,676,524			– 0	–		– 0	–	1,676,524
Energy	1,304,664			– 0	–		– 0	–	1,304,664
Consumer Staples	628,056			109,147			– 0	–	737,203
Telecommunication Services	– 0	–		170,742			– 0	–	170,742
Warrants	889,053			– 0	–		– 0	–	889,053
Depository Receipts	250,208			– 0	–		– 0	–	250,208
Mutual Funds	20,520			– 0	–		– 0	–	20,520
Options Purchased - Puts	– 0	–		3,998			– 0	–	3,998
Short-Term Investments	5,989,390			– 0	–		– 0	–	5,989,390
Liabilities:
Common Stocks:
Consumer Discretionary	(1,780,495)			(139,878)			– 0	–	(1,920,373)
Industrials	(1,133,630)			(132,522)			– 0	–	(1,266,152)
Health Care	(839,228)			(17,934)			– 0	–	(857,162)
Information Technology	(742,668)			– 0	–		– 0	–	(742,668)
Financials	(299,043)			(36,300)			– 0	–	(335,343)
Materials	(293,848)			– 0	–		– 0	–	(293,848)
Consumer Staples	(197,391)			– 0	–		– 0	–	(197,391)
Energy	(189,954)			– 0	–		– 0	–	(189,954)
Mutual Funds	(2,135,999)			(133,346)			– 0	–	(2,269,345)
Depository Receipts	(243,096)			– 0	–		– 0	–	(243,096)

Total Investments in Securities	21,283,364			479,274			– 0	–	21,762,638
Other Financial Instruments (a):
Assets:
Forward Currency Exchange Contracts	– 0	–		18,346			– 0	–	18,346
Total Return Swaps	– 0	–		633,495			– 0	–	633,495
Liabilities:
Forward Currency Exchange Contracts	– 0	–		(7,380)			– 0	–	(7,380)
Total Return Swaps	– 0	–		(183,229)			– 0	–	(183,229)

Total (b)	$21,283,364			$940,506		$	– 0	–	$22,223,870

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended February 28, 2017 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$5,307	$18,482	$17,800	$5,989	$14

AB Cap Fund, Inc.

Multi-Manager Alternative Strategies Fund

Portfolio of Investments

February 28, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 56.1%
Information Technology - 10.9%
Communications Equipment - 1.2%
ARRIS International PLC (a)	16,078	$414,812
Brocade Communications Systems, Inc.	88,025	1,083,588
Cisco Systems, Inc. (b)	27,890	953,280
CommScope Holding Co., Inc. (a)	19,230	731,702
Ixia (a)	18,222	357,151
Juniper Networks, Inc. (b)	18,908	529,424
QUALCOMM, Inc.	5,930	334,926

		4,404,883

Electronic Equipment, Instruments & Components - 1.4%
Corning, Inc.	67,882	1,874,222
Flex Ltd. (a)(b)	33,905	559,093
TE Connectivity Ltd. (b)	33,932	2,526,916

		4,960,231

Internet Software & Services - 1.1%
Facebook, Inc.-Class A (a)(b)	7,688	1,042,031
Yahoo!, Inc. (a)(b)	64,924	2,964,430

		4,006,461

IT Services - 0.9%
Cognizant Technology Solutions Corp.-Class A (a)(b)	9,852	583,928
CSRA, Inc.	9,662	288,121
Mastercard, Inc.-Class A (b)	10,650	1,176,399
Western Union Co. (The)-Class W	58,710	1,153,064

		3,201,512

Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	8,650	708,695
Broadcom Ltd.	14,763	3,113,960
Marvell Technology Group Ltd. (b)	30,389	474,068
Microsemi Corp. (a)	10,599	549,240
NXP Semiconductors NV (a)	22,485	2,311,683

		7,157,646

Software - 2.9%
Microsoft Corp. (b)	48,886	3,127,726
Nuance Communications, Inc. (a)	18,613	316,979
Oracle Corp. (b)	60,156	2,562,044
PTC, Inc. (a)	17,114	922,274
salesforce.com, Inc. (a)(b)	9,998	813,337
Symantec Corp. (b)	56,373	1,610,577
Verint Systems, Inc. (a)(b)	14,258	538,240
VMware, Inc.-Class A (a)	6,106	548,868

		10,440,045

Company	Shares	U.S. $ Value
Technology - 0.0%
Dell Technologies, Inc.-Class V (a)	944	59,935

Technology Hardware, Storage & Peripherals - 1.4%
NCR Corp. (a)	18,283	878,864
NetApp, Inc.	31,440	1,315,135
Western Digital Corp. (b)	39,487	3,035,761

		5,229,760

		39,460,473

Financials - 9.7%
Banks - 3.3%
Bank of America Corp.	116,306	2,870,432
Bank of the Ozarks, Inc.	5,679	310,812
CIT Group, Inc.	30,820	1,322,178
Citigroup, Inc.	42,230	2,525,776
JPMorgan Chase & Co.	12,223	1,107,648
Regions Financial Corp. (b)	91,801	1,401,801
Signature Bank/New York NY (a)	5,360	844,254
SunTrust Banks, Inc.	8,448	502,571
Wells Fargo & Co. (b)	16,044	928,627
Western Alliance Bancorp (a)	1,537	79,371

		11,893,470

Capital Markets - 1.5%
Affiliated Managers Group, Inc.	17,199	2,888,228
Ameriprise Financial, Inc.	11,224	1,475,956
Legg Mason, Inc.	10,470	394,928
LPL Financial Holdings, Inc.	11,890	470,131
OM Asset Management PLC	21,273	317,180

		5,546,423

Consumer Finance - 0.5%
Ally Financial, Inc.	38,227	859,725
American Express Co.	11,600	928,696

		1,788,421

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc.-Class B (a)	8,484	1,454,327
Groupe Bruxelles Lambert SA	8,140	689,782
Intercontinental Exchange, Inc.	5,100	291,363
Leucadia National Corp. (b)	44,730	1,190,713
Moody’s Corp.	6,725	748,963

		4,375,148

Insurance - 3.2%
Aflac, Inc.	22,617	1,636,340
Allied World Assurance Co. Holdings AG	13,895	733,934
American International Group, Inc.	21,840	1,396,013
Aon PLC	11,210	1,296,436
Assurant, Inc.	7,829	775,071
Delta Lloyd NV	195,053	1,107,963
Endurance Specialty Holdings Ltd.	15,646	1,453,983
Lincoln National Corp.	22,751	1,596,210
Willis Towers Watson PLC	7,432	954,492

Company	Shares	U.S. $ Value
WR Berkley Corp.	9,261	657,716

		11,608,158

		35,211,620

Consumer Discretionary - 9.1%
Auto Components - 1.1%
Goodyear Tire & Rubber Co. (The)	30,183	1,057,914
Johnson Controls International PLC (b)	61,360	2,573,439
Tenneco, Inc. (a)	6,622	425,861

		4,057,214

Automobiles - 0.2%
Harley-Davidson, Inc.	10,363	584,266

Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc.	11,988	506,373
Carnival Corp.	18,612	1,041,341
Domino’s Pizza, Inc.	4,210	799,100
Dunkin’ Brands Group, Inc. (b)	11,260	619,413
Extended Stay America, Inc.	2,710	46,883
Hilton Worldwide Holdings, Inc.	5,886	336,679
Las Vegas Sands Corp.	10,956	580,120
McDonald’s Corp. (b)	4,917	627,655
MGM Resorts International (a)	14,844	390,249
Yum! Brands, Inc.	10,746	701,929

		5,649,742

Household Durables - 1.3%
Harman International Industries, Inc.	9,817	1,095,773
Mohawk Industries, Inc. (a)	1,671	378,248
Sony Corp.	11,175	345,304
Whirlpool Corp. (b)	15,788	2,819,579

		4,638,904

Internet & Catalog Retail - 0.5%
Liberty Interactive Corp. QVC Group-Class A (a)	47,722	900,992
Wayfair, Inc.-Class A (a)(c)	20,956	792,346

		1,693,338

Media - 2.1%
DISH Network Corp.-Class A (a)	12,704	787,648
Entertainment One Ltd.	42,477	124,601
Naspers Ltd.-Class N	9,365	1,497,143
Time Warner, Inc.	35,976	3,533,203
Tribune Media Co.-Class A	2,622	90,511
Walt Disney Co. (The)	8,214	904,279
WPP PLC	29,650	697,558

		7,634,943

Specialty Retail - 2.0%
AutoNation, Inc. (a)(b)	16,865	774,103
AutoZone, Inc. (a)(b)	1,840	1,355,252
Cabela’s, Inc. (a)	6,142	287,691
CarMax, Inc. (a)(b)(c)	8,384	541,103

Company	Shares	U.S. $ Value
Foot Locker, Inc.	9,798	741,415
Gap, Inc. (The)	23,184	575,427
Home Depot, Inc. (The) (b)	17,837	2,584,760
MarineMax, Inc. (a)	27,304	614,340

		7,474,091

Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)	7,351	388,353
Kate Spade & Co. (a)	11,120	265,323
Moncler SpA	14,279	272,806
NIKE, Inc.-Class B	6,997	399,949

		1,326,431

		33,059,929

Industrials - 8.0%
Aerospace & Defense - 2.5%
Airbus SE	11,315	831,386
Arconic, Inc.	43,460	1,251,213
B/E Aerospace, Inc.	44,061	2,802,280
DigitalGlobe, Inc. (a)	9,592	303,587
Esterline Technologies Corp. (a)	6,980	620,522
Lockheed Martin Corp. (b)	4,153	1,107,107
Meggitt PLC	105,810	618,478
United Technologies Corp.	12,950	1,457,522

		8,992,095

Air Freight & Logistics - 0.9%
FedEx Corp. (b)	16,755	3,233,380

Airlines - 0.7%
Copa Holdings SA-Class A	3,271	348,329
Delta Air Lines, Inc.	24,285	1,212,550
Southwest Airlines Co.	7,623	440,609
United Continental Holdings, Inc. (a)	7,158	530,336
Wizz Air Holdings PLC (a)(d)	5,802	120,225

		2,652,049

Building Products - 0.3%
AO Smith Corp.	3,578	180,188
Fortune Brands Home & Security, Inc.	16,045	927,882

		1,108,070

Commercial Services & Supplies - 0.2%
G&K Services, Inc.-Class A	8,328	786,996

Construction & Engineering - 0.3%
AECOM (a)	11,205	407,302
Fluor Corp.	9,216	510,474

		917,776

Electrical Equipment - 0.4%
Eaton Corp. PLC	19,840	1,428,083

Industrial Conglomerates - 0.2%
General Electric Co.	18,360	547,312

Company	Shares	U.S. $ Value
Jardine Strategic Holdings Ltd.	7,590	283,045

		830,357

Machinery - 0.5%
Caterpillar, Inc.	6,913	668,211
Fortive Corp.	2,607	150,293
Timken Co. (The)	10,454	462,067
Trinity Industries, Inc.	12,943	347,390
Xylem, Inc./NY	5,680	273,322

		1,901,283

Marine - 0.0%
Scorpio Bulkers, Inc. (a)	7,978	59,037

Professional Services - 0.2%
Robert Half International, Inc.	12,465	601,312

Road & Rail - 1.4%
Avis Budget Group, Inc. (a)	11,467	396,529
CSX Corp.	34,736	1,686,780
Hertz Global Holdings, Inc. (a)	11,685	265,483
JB Hunt Transport Services, Inc.	1,639	160,901
Old Dominion Freight Line, Inc. (a)	6,881	631,400
Union Pacific Corp. (b)	19,317	2,085,077

		5,226,170

Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)(b)	23,222	1,051,957
Herc Holdings, Inc. (a)	4,890	252,764

		1,304,721

		29,041,329

Materials - 6.7%
Chemicals - 2.4%
Celanese Corp.-Class A	16,950	1,511,431
Dow Chemical Co. (The)	2,983	185,722
Ingevity Corp. (a)	13,268	716,074
Praxair, Inc.	3,855	457,627
Sherwin-Williams Co. (The) (b)	15,724	4,851,483
Valspar Corp. (The)	8,067	897,212
Valvoline, Inc. (c)	5,741	128,713

		8,748,262

Construction Materials - 0.5%
Buzzi Unicem SpA (c)	13,059	323,173
Martin Marietta Materials, Inc.	3,224	696,223
Summit Materials, Inc.-Class A (a)	17,545	419,150
Vulcan Materials Co.	2,708	326,612

		1,765,158

Containers & Packaging - 0.7%
Ball Corp. (b)	16,730	1,230,157
Berry Plastics Group, Inc. (a)	9,906	498,569

Company	Shares	U.S. $ Value
Owens-Illinois, Inc. (a)(b)	43,476	860,825

		2,589,551

Metals & Mining - 2.4%
Alcoa Corp.	10,840	374,956
Boliden AB	23,920	728,382
First Quantum Minerals Ltd.	37,393	389,076
Freeport-McMoRan, Inc. (a)	100,828	1,351,095
Newmont Mining Corp.	29,848	1,021,996
Stillwater Mining Co. (a)	52,253	891,436
Teck Resources Ltd.-Class B	120,947	2,420,149
United States Steel Corp.	24,582	951,815
voestalpine AG	13,455	565,330

		8,694,235

Paper & Forest Products - 0.7%
Canfor Corp. (a)	116,382	1,502,749
West Fraser Timber Co., Ltd.	24,476	1,015,933

		2,518,682

		24,315,888

Consumer Staples - 4.4%
Beverages - 0.9%
Brown-Forman Corp.-Class B	7,493	365,359
Constellation Brands, Inc.-Class A (b)	4,013	637,305
Davide Campari-Milano SpA	85,181	861,834
Molson Coors Brewing Co. (b)	11,371	1,141,534
Monster Beverage Corp. (a)	7,592	314,613

		3,320,645

Consumer Products - 0.3%
Alphabet, Inc.-Class A (a)	629	531,461
Alphabet, Inc.-Class C (a)	630	518,622

		1,050,083

Food & Staples Retailing - 0.9%
Casey’s General Stores, Inc. (b)	14,322	1,641,015
Costco Wholesale Corp.	4,318	765,063
Kroger Co. (The)	12,735	404,973
Rite Aid Corp. (a)	85,934	515,604

		3,326,655

Food Products - 1.2%
Chocoladefabriken Lindt & Spruengli AG (REG) (b)	20	1,295,552
Mead Johnson Nutrition Co.-Class A	24,897	2,185,707
Nestle SA (REG)	6,367	469,873
WhiteWave Foods Co. (The) (a)	8,508	468,621

		4,419,753

Tobacco - 1.1%
Reynolds American, Inc.	61,893	3,810,752

		15,927,888

Company	Shares	U.S. $ Value
Health Care - 4.0%
Biotechnology - 0.6%
Actelion Ltd. (REG)	6,340	1,705,973
Biogen, Inc. (a)	369	106,493
Bioverativ, Inc. (a)	205	10,676
Incyte Corp. (a)	1,300	173,030

		1,996,172

Health Care Equipment & Supplies - 1.0%
Becton Dickinson and Co.	9,464	1,732,385
Cynosure, Inc. (a)	8,270	545,820
Dentsply Sirona, Inc.	15,979	1,014,986
IDEXX Laboratories, Inc. (a)	2,254	326,695

		3,619,886

Health Care Providers & Services - 1.8%
Aetna, Inc.	16,987	2,187,246
AmerisourceBergen Corp.-Class A	294	26,904
Anthem, Inc. (b)	11,812	1,946,854
Cardinal Health, Inc.	336	27,340
McKesson Corp.	177	26,573
UnitedHealth Group, Inc. (b)	10,029	1,658,596
Universal Health Services, Inc.-Class B	6,046	759,378

		6,632,891

Life Sciences Tools & Services - 0.3%
Mettler-Toledo International, Inc. (a)	704	335,259
Thermo Fisher Scientific, Inc.	5,688	896,884

		1,232,143

Pharmaceuticals - 0.3%
Allergan PLC (e)	2,638	645,835
Mylan NV (a)	7,190	300,902
Perrigo Co. PLC	752	56,227

		1,002,964

		14,484,056

Energy - 1.9%
Energy Equipment & Services - 0.2%
National Oilwell Varco, Inc.	16,923	684,028

Oil, Gas & Consumable Fuels - 1.7%
Alon USA Energy, Inc.	49,962	607,538
Concho Resources, Inc. (a)(b)	5,913	783,177
EOG Resources, Inc.	12,615	1,223,529
Hess Corp.	7,001	360,131
Occidental Petroleum Corp.	1,770	116,023
Parsley Energy, Inc.-Class A (a)(b)	34,271	1,041,496
Phillips 66	15,165	1,185,751
Suncor Energy, Inc. (New York) (b)	33,811	1,059,299

Company	Shares		U.S. $ Value
Surgutneftegas OJSC (Preference Shares)		112,230	61,328

			6,438,272

			7,122,300

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Cellnex Telecom SA (d)		25,422	382,377
Level 3 Communications, Inc. (a)		49,945	2,859,351
Sunrise Communications Group AG (d)		4,817	344,895
Windstream Holdings, Inc.		1	9

			3,586,632

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
CBRE Group, Inc.-Class A (a)		17,524	624,205
Grand City Properties SA		14,428	274,625
Interstate General LP		34,172	142,849

			1,041,679

Utilities - 0.1%
Electric Utilities - 0.1%
Vistra Energy Corp.		26,572	429,403

Total Common Stocks (cost $180,117,630)			203,680,197

	Principal Amount (000)
CORPORATE BONDS - 9.7%
Corporate - High Yield - 9.4%
Aerospace & Defense - 0.3%
Bombardier, Inc.
5.75%, 3/15/22 (d)	U.S.$	100	99,625
7.50%, 3/15/25 (d)		100	104,000
7.75%, 3/15/20 (d)		101	108,954
DynCorp International, Inc.
11.875% (10.375% Cash and 1.50% PIK), 11/30/20 (f)		724	695,398

			1,007,977

Automobiles - 0.1%
BCD Acquisition, Inc.
9.625%, 9/15/23 (d)		60	64,950
Navistar International Corp.
8.25%, 11/01/21		300	303,000

			367,950

Banks - 0.1%
Ally Financial, Inc.
5.125%, 9/30/24		145	153,519
5.75%, 11/20/25		160	169,000

Company	Principal Amount (000)		U.S. $ Value
Citigroup, Inc.
Series T
6.25% (LIBOR 3 Month + 4.517%), 8/15/26 (g)(h)	U.S.$	50	54,428

			376,947

Building Materials - 0.1%
Builders FirstSource, Inc.
5.625%, 9/01/24 (d)		150	154,313
HD Supply, Inc.
5.75%, 4/15/24 (d)		100	105,750

			260,063

Chemicals - 0.2%
Aruba Investments, Inc.
8.75%, 2/15/23 (d)		125	128,750
Blue Cube Spinco, Inc.
9.75%, 10/15/23		140	166,950
10.00%, 10/15/25		15	18,225
Cornerstone Chemical Co.
9.375%, 3/15/18 (d)		365	369,562
TPC Group, Inc.
8.75%, 12/15/20 (d)		200	188,000

			871,487

Consumer Cyclical Services - 0.2%
Monitronics International, Inc.
9.125%, 4/01/20		360	358,200
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (d)		490	535,937

			894,137

Diversified Manufacturing - 0.2%
Apex Tool Group LLC
7.00%, 2/01/21 (d)		460	441,600
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.
8.625%, 6/01/21 (d)		175	161,875

			603,475

Electric - 0.0%
GenOn Americas Generation LLC
8.50%, 10/01/21		60	54,600

Finance Companies - 0.1%
Navient Corp.
6.625%, 7/26/21		255	265,838
7.25%, 9/25/23		90	92,250
Springleaf Finance Corp.
7.75%, 10/01/21		100	106,625

			464,713

Company	Principal Amount (000)		U.S. $ Value
Financial Other - 0.2%
CNG Holdings, Inc.
9.375%, 5/15/20 (d)	U.S.$	60	54,225
Credit Acceptance Corp.
6.125%, 2/15/21		145	146,813
7.375%, 3/15/23		140	144,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 2/01/22 (d)		110	113,575
6.75%, 2/01/24 (d)		60	62,250
Walter Investment Management Corp.
7.875%, 12/15/21		100	78,000

			599,238

Food & Beverage - 0.1%
Post Holdings, Inc.
7.75%, 3/15/24 (d)		50	55,500
WhiteWave Foods Co. (The)
5.375%, 10/01/22		313	341,170

			396,670

Food & Staples Retailing - 0.0%
Rite Aid Corp.
6.875%, 12/15/28 (d)		60	68,400

Health Care - 0.6%
Aurora Diagnostics Holdings LLC/Aurora Diagnostics Financing, Inc.
10.75%, 1/15/18		365	318,006
Greatbatch Ltd.
9.125%, 11/01/23, TBA (d)		105	112,350
HCA, Inc.
5.875%, 5/01/23		385	418,687
Kindred Healthcare, Inc.
6.375%, 4/15/22		140	129,325
8.00%, 1/15/20		80	80,800
8.75%, 1/15/23		100	97,125
Ortho-Clinical Diagnostics Holdings Luxembourg SARL
6.625%, 5/15/22 (d)		350	312,375
Select Medical Corp.
6.375%, 6/01/21		360	362,250
Team Health Holdings, Inc.
6.375%, 2/01/25 (d)		55	54,725
Tenet Healthcare Corp.
6.75%, 6/15/23		265	262,681
8.125%, 4/01/22		155	162,363

			2,310,687

Health Care Providers & Services - 0.0%
Envision Healthcare Corp.
6.25%, 12/01/24 (d)		145	153,700

Company	Principal Amount (000)		U.S. $ Value
Home Construction - 0.1%
Century Communities, Inc.
6.875%, 5/15/22	U.S.$	170	177,438

Hotels Restaurants & Leisure - 1.1%
Caesars Entertainment Operating Co., Inc.
9.00%, 2/15/20 (a)(i)		1,328	1,492,118
10.00%, 12/15/18 (a)(i)		980	764,400
Chester Downs & Marina LLC/Chester Downs Finance Corp.
9.25%, 2/01/20 (d)		155	155,871
Diamond Resorts International, Inc.
10.75%, 9/01/24 (d)		35	37,100
Hilton Domestic Operating Co., Inc.
4.25%, 9/01/24 (d)		145	143,405
Inn of the Mountain Gods Resort & Casino
9.25%, 11/30/20 (d)		210	191,100
Jacobs Entertainment, Inc.
7.875%, 2/01/24 (d)		115	118,162
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25%, 6/01/26 (d)		160	165,400
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625%, 5/01/24 (d)		95	100,463
MGM Resorts International
7.75%, 3/15/22		60	70,050
Pinnacle Entertainment, Inc.
5.625%, 5/01/24 (d)		225	228,937
Punch Taverns Finance PLC (REG)
7.274%, 10/15/26 (d)	GBP	138	219,662
7.32%, 10/15/25 (d)		89	140,253
Scientific Games International, Inc.
10.00%, 12/01/22	U.S.$	175	185,719
Viking Cruises Ltd.
8.50%, 10/15/22 (d)		135	141,075

			4,153,715

Independent - 1.0%
California Resources Corp.
5.00%, 1/15/20		5	4,237
5.50%, 9/15/21		18	13,590
6.00%, 11/15/24 (c)		4	3,060
8.00%, 12/15/22 (d)		166	141,930
Clayton Williams Energy, Inc.
7.75%, 4/01/19 (c)		2,164	2,185,640
CONSOL Energy, Inc.
5.875%, 4/15/22		520	507,000
8.00%, 4/01/23		200	208,500
Halcon Resources Corp.
6.75%, 2/15/25 (d)		185	183,150
Jupiter Resources, Inc.
8.50%, 10/01/22 (d)		245	210,700

Company	Principal Amount (000)		U.S. $ Value
Memorial Production Partners LP/Memorial Production Finance Corp.
6.875%, 8/01/22 (a)(i)	U.S.$	70	28,700
7.625%, 5/01/21 (a)(i)		90	37,125
Rice Energy, Inc.
6.25%, 5/01/22		100	102,188
Southwestern Energy Co.
6.70%, 1/23/25		180	172,800

			3,798,620

Industrial Other - 0.1%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (d)		190	184,775
Harland Clarke Holdings Corp.
9.25%, 3/01/21 (d)		120	115,800

			300,575

Insurance - 0.5%
Ambac Assurance Corp.
5.10%, 6/07/20 (c)(d)		1,367	1,698,861
Centene Corp.
4.75%, 1/15/25		175	180,031

			1,878,892

Media - 0.9%
Altice Financing SA
7.50%, 5/15/26 (d)		125	134,219
Altice Finco SA
8.125%, 1/15/24 (d)		150	160,875
AMC Networks, Inc.
4.75%, 12/15/22		180	181,800
Cenveo Corp.
6.00%, 8/01/19 (d)		310	263,500
8.50%, 9/15/22 (d)		160	106,800
CSC Holdings LLC
10.125%, 1/15/23 (d)		155	179,412
10.875%, 10/15/25 (d)		260	312,000
Cumulus Media Holdings, Inc.
7.75%, 5/01/19		60	20,700
DISH DBS Corp.
5.00%, 3/15/23		155	159,263
5.875%, 11/15/24		165	175,725
iHeartCommunications, Inc.
9.00%, 12/15/19		340	297,075
14.00% (12.00% Cash and 2.00% PIK), 2/01/21 (f)		481	184,026
Intelsat Jackson Holdings SA
7.25%, 10/15/20		335	309,875
McClatchy Co. (The)
9.00%, 12/15/22		165	173,662
Radio One, Inc.
7.375%, 4/15/22 (d)		235	243,812
9.25%, 2/15/20 (d)		220	206,800

Company	Principal Amount (000)		U.S. $ Value
Ziggo Secured Finance BV
5.50%, 1/15/27 (d)	U.S.$	170	172,125

			3,281,669

Metals & Mining - 0.2%
Allegheny Technologies, Inc.
7.875%, 8/15/23		130	134,225
First Quantum Minerals Ltd.
6.75%, 2/15/20 (d)		10	10,250
7.00%, 2/15/21 (d)		100	103,563
Freeport-McMoRan, Inc.
5.45%, 3/15/43		345	294,975

			543,013

Midstream - 0.1%
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25 (d)		275	290,813
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, 7/15/22		110	108,075

			398,888

Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
5.00%, 12/15/21 (d)		265	275,269

Oil Field Services - 0.6%
Ensco PLC
5.75%, 10/01/44		230	179,400
Noble Holding International Ltd.
7.75%, 1/15/24		110	106,975
Parker Drilling Co.
6.75%, 7/15/22		330	305,250
Pride International, Inc.
7.875%, 8/15/40		15	13,950
Rowan Cos., Inc.
5.85%, 1/15/44		295	241,900
Transocean, Inc.
5.55%, 10/15/22		305	285,175
9.10%, 12/15/41		55	54,313
Weatherford International Ltd.
5.95%, 4/15/42		110	92,125
6.75%, 9/15/40		75	68,250
7.00%, 3/15/38		825	777,562
7.75%, 6/15/21		25	26,969

			2,151,869

Paper - 0.1%
Xerium Technologies, Inc.
9.50%, 8/15/21		355	358,550

Pharmaceuticals - 0.5%
Valeant Pharmaceuticals International
6.375%, 10/15/20 (c)(d)		385	350,350
6.75%, 8/15/21 (d)		65	57,850

Company	Principal Amount (000)		U.S. $ Value
Valeant Pharmaceuticals International, Inc.
5.625%, 12/01/21 (d)	U.S.$	120	101,100
6.125%, 4/15/25 (d)		600	477,750
7.50%, 7/15/21 (d)		730	670,687

			1,657,737

Retailers - 0.6%
Boardriders SA (REG)
9.50%, 12/15/20 (d)	EUR	360	339,432
Bon-Ton Department Stores, Inc. (The)
8.00%, 6/15/21	U.S.$	400	178,500
Claire’s Stores, Inc.
8.875%, 3/15/16 (a)(j)(k)		20	1,860
Guitar Center, Inc.
6.50%, 4/15/19 (d)		40	35,700
9.625%, 4/15/20 (d)		320	232,800
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (c)(d)		485	304,337
8.75% (8.75% Cash and 9.50% PIK), 10/15/21 (c)(d)(f)		40	23,000
Rite Aid Corp.
6.125%, 4/01/23 (d)		705	747,053
7.70%, 2/15/27		110	131,450

			1,994,132

Supermarkets - 0.2%
New Albertsons, Inc.
7.15%, 7/23/27 (l)		30	25,819
7.45%, 8/01/29		225	221,062
8.00%, 5/01/31		220	218,350
SUPERVALU, Inc.
6.75%, 6/01/21		280	279,300

			744,531

Technology - 0.6%
Aegis Merger Sub, Inc.
10.25%, 2/15/23 (d)		98	108,780
BMC Software Finance, Inc.
8.125%, 7/15/21 (d)		15	15,225
Cengage Learning, Inc.
9.50%, 6/15/24 (d)		265	238,500
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.45%, 6/15/23 (d)		10	10,807
6.02%, 6/15/26 (d)		20	21,991
7.125%, 6/15/24 (d)		65	71,820
8.10%, 7/15/36 (d)		310	391,185
8.35%, 7/15/46 (d)		195	254,289
First Data Corp.
5.00%, 1/15/24 (d)		130	132,760
Global A&T Electronics Ltd.
10.00%, 2/01/19 (d)		400	276,000

Company	Principal Amount (000)		U.S. $ Value
Inception Merger Sub, Inc. / Rackspace Hosting, Inc.
8.625%, 11/15/24 (d)	U.S.$	150	158,062
Micron Technology, Inc.
5.25%, 8/01/23 (d)		100	100,875
5.875%, 2/15/22		165	172,219
7.50%, 9/15/23 (d)		95	105,925
Plantronics, Inc.
5.50%, 5/31/23 (d)		140	142,521

			2,200,959

Textiles Apparel & Luxury Goods - 0.0%
HT Intermediate Holdings Corp.
12.00% (12.00% Cash or 12.75% PIK), 5/15/19 (d)(f)		125	125,938

Wireless Telecommunication Services - 0.3%
Digicel Group Ltd.
7.125%, 4/01/22 (d)		100	81,027
Digicel Ltd.
6.00%, 4/15/21 (d)		65	60,082
6.75%, 3/01/23 (d)		195	179,400
SFR Group SA
7.375%, 5/01/26 (d)		125	129,531
Sprint Corp.
7.875%, 9/15/23		235	261,437
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (d)		200	200,760
T-Mobile USA, Inc.
6.00%, 4/15/24		55	58,713
6.375%, 3/01/25		75	80,624

			1,051,574

Wirelines - 0.2%
CenturyLink, Inc.
5.625%, 4/01/25		153	148,792
Series W
6.75%, 12/01/23		260	272,025
Communications Sales & Leasing, Inc./CSL Capital LLC
8.25%, 10/15/23		140	151,725
Embarq Corp.
7.995%, 6/01/36		127	127,417

			699,959

			34,223,372

Corporate - Investment Grade - 0.3%
Banks - 0.1%
JPMorgan Chase & Co.
Series Q
5.15%, 5/01/23 (g)		455	456,228

Company	Principal Amount (000)		U.S. $ Value
Hotels Restaurants & Leisure - 0.0%
Yum! Brands, Inc.
6.875%, 11/15/37	U.S.$	75	76,875

Metals & Mining - 0.1%
Glencore Funding LLC
2.875%, 4/16/20 (d)		100	100,910

Midstream - 0.1%
Sabine Pass Liquefaction LLC
5.75%, 5/15/24		30	33,205
6.25%, 3/15/22		215	242,537

			275,742

Real Estate Investment Trusts (REITS) - 0.0%
Care Capital Properties LP
5.125%, 8/15/26		50	48,951

			958,706

Total Corporate Bonds (cost $32,720,123)			35,182,078

OTHER ASSET BACKED SECURITIES - 3.2%
Securitized - 3.2%
Sunset Mortgage Loan Co. LLC Class A, Series 2015-NPL1
4.459%, 9/18/45 (d)		46	46,201
BNC Mortgage Loan Trust 2007-4
2.278%, 11/25/37		3,500	1,588,048
Carrington Mortgage Loan Trust
0.938% (LIBOR 1 Month + 0.16%), 10/25/36 (h)		3,250	2,369,197
Citi Held For Asset Issuance Series 2016-PM1, Class A
4.65%, 4/15/25 (d)		761	771,462
7.67%, 4/15/25 (d)		1,085	1,145,549
Credit-Based Asset Servicing & Securitization LLC
0.958% (LIBOR 1 Month + 0.18%), 4/25/37 (h)		8,000	2,467,377
EFIH Intercompany Claim
1.00%, 11/02/26 (l)		20	3,040
Soundview Home Loan Trust 2007-OPT4
1.728% (LIBOR 1 Month + 0.95%), 9/25/37 (h)		4,006	3,266,196

Total Other Asset Backed Securities (cost $10,928,476)			11,657,070

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.6%
Securitized - 2.6%
Banks - 1.0%
Bear Stearns ALT-A Trust 2006-3
3.207%, 5/25/36		2,716	1,660,887

Company	Principal Amount (000)		U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN MZ
6.998%, 6/15/29 (d)	U.S.$	70	71,039
JP Morgan Resecuritization Trust Series 2015-4
0.946%, 6/26/47 (d)		5,833	1,860,023

			3,591,949

Capital Markets - 0.5%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR2
0.981% (LIBOR 1 Month + 0.21%), 4/25/37 (h)		3,363	1,941,714

Financial Other - 0.1%
Lehman Mortgage Trust 2008-4
1.158%, 1/25/37		896	420,310

Hotels Restaurants & Leisure - 0.1%
Cosmopolitan Hotel Trust 2016-COSMO
5.42%, 11/15/33 (d)		175	178,065

Mortgage Real Estate Investment Trusts - 0.9%
American Home Mortgage Investment Trust
1.158% (LIBOR 1 Month + 0.38%), 3/25/46 (h)		7,995	3,307,906

Total Collateralized Mortgage Obligations (cost $9,438,802)			9,439,944

BANK LOANS - 2.4%
Consumer Discretionary - 1.1%
Automobiles - 0.1%
Gates Global LLC
4.25% (LIBOR 3 Month + 3.25%), 7/06/21 (n)		194	193,600

Commercial Services & Supplies - 0.1%
Acosta Holdco, Inc.
4.289% (LIBOR 3 Month + 3.25%), 9/26/21 (n)		183	178,030

Consumer Cyclical Services - 0.1%
Fort Dearborn Co.
5.00% (LIBOR 3 Month + 4.00%), 10/19/23 (n)		114	115,087
Monitronics International, Inc.
6.50% (LIBOR 3 Month + 5.50%), 9/30/22 (n)		223	225,425

			340,512

Consumer Discretionary Other - 0.1%
The Brickman Group, Ltd.
4.00% (LIBOR 3 Month + 3.00%), 12/18/20 (n)		380	381,272

Company	Principal Amount (000)		U.S. $ Value
Hotels Restaurants & Leisure - 0.3%
Affinity Gaming, LLC
9.284% (LIBOR 3 Month + 8.25%), 9/14/24 (n)	U.S.$	89	89,832
Cowlitz Tribal Gaming Authority
11.50% (LIBOR 3 Month + 10.50%), 12/04/21 (n)		145	154,670
Fantasy Springs Resort
12/17/21 (m)		231	226,063
ION Media Networks, Inc.
4.50% (LIBOR 3 Month + 3.50%), 12/18/20 (n)		187	189,164
Mashantucket (Western) Pequot Tribe, CT
9.375% (LIBOR 3 Month + 8.13%), 6/30/20 (n)		121	108,475
5.00% (LIBOR 3 Month + 4.00%), 7/01/18 (n)		169	156,052
Mohegan Tribal Gaming Authority
5.50% (LIBOR 3 Month + 4.50%), 9/28/23 (n)		123	124,118
Mount Airy Lodge LLC
13.50%, 4/19/18 (l)		45	44,819
Red Lobster Management LLC
6.25% (LIBOR 3 Month + 5.25%), 7/28/21 (n)		75	76,127

			1,169,320

Internet & Catalog Retail - 0.0%
Spencer Gifts LLC
5.25% (LIBOR 3 Month + 4.25%), 6/29/22 (n)		177	152,330

Media - 0.3%
AP NMT Acquisition BV
6.75% (LIBOR 3 Month + 5.75%), 8/13/21 (n)		25	22,667
Cengage Learning, Inc.
6/07/23 (m)		108	101,836
Cumulus Media Holdings, Inc.
4.25% (LIBOR 3 Month + 3.25%), 12/23/20 (n)		444	323,571
iHeartCommunications, Inc.
7.531% (LIBOR 1 Month + 6.75%), 1/30/19 (n)		371	321,901
Tribune Publishing Co.
5.75% (LIBOR 3 Month + 4.75%), 7/07/21 (n)		103	102,906
Virgin Media Investment Holdings Ltd.
3.52% (LIBOR 1 Month + 2.75%), 1/31/25 (n)		184	185,056

			1,057,937

Company	Principal Amount (000)		U.S. $ Value
Retailers - 0.0%
Container Store, Inc.
4.25% (LIBOR 3 Month + 3.25%), 4/06/19 (n)	U.S.$	73	65,586
Nine West Holdings, Inc.
6.255% (LIBOR 3 Month + 5.25%), 1/08/20 (n)		380	100,320

			165,906

Specialty Retail - 0.1%
84 Lumber Co.
6.75% (LIBOR 3 Month + 5.75%), 10/04/23 (n)		151	152,031
Claire’s Stores, Inc.
9.00% (LIBOR 3 Month + 4.50%), 9/20/21 (k)(n)		12	9,420
Claire’s Stores, Inc.
9.00% (LIBOR 3 Month + 4.50%), 9/20/21 (k)(n)		26	18,199
Claire’s Stores, Inc.
9.00% (LIBOR 3 Month + 4.50%), 9/20/21 (k)(n)		8	4,000
Gymboree Corp. (The)
5.00% (LIBOR 3 Month + 3.50%), 2/23/18 (h)(n)		287	159,230

			342,880

Textiles Apparel & Luxury Goods - 0.0%
Calceus Acquisition, Inc.
5.06% (LIBOR 3 Month + 4.00%), 2/01/20 (n)		164	144,145
Indra Holdings Corp.
5.289% (LIBOR 3 Month + 4.25%), 5/01/21 (n)		35	22,798

			166,943

			4,148,730

Securitized - 0.6%
Diversified Financial Services - 0.2%
Onex Carestream Finance LP
5.00% (LIBOR 3 Month + 4.00%), 6/07/19 (n)		447	430,801
9.50% (LIBOR 3 Month + 8.50%), 12/07/19 (n)		165	139,170

			569,971

Company	Principal Amount (000)		U.S. $ Value
Finance Companies - 0.1%
Lightstone Generation LLC
6.539% (LIBOR 3 Month + 5.50%), 11/22/23 (n)	U.S.$	177	179,582
Lightstone Generation LLC
6.539% (LIBOR 3 Month + 5.50%), 11/22/23 (n)		17	17,103

			196,685

Health Care - 0.1%
Air Medical Group Holdings, Inc.
4/28/22 (m)		173	173,221
CHS/Community Health Systems, Inc.
3.781%-4.00% (LIBOR 3 Month + 3.00%), 1/27/21 (n)		131	128,871
Ortho-Clinical Diagnostics Holdings Luxembourg SARL
4.75% (LIBOR 3 Month + 3.75%), 6/30/21 (n)		41	40,844

			342,936

Health Care Equipment & Services - 0.0%
Change Healthcare Holdings, Inc.
2/08/24 (m)		122	122,410

Health Care Equipment & Supplies - 0.0%
Lantheus Medical Imaging, Inc.
7.00% (LIBOR 3 Month + 6.00%), 6/30/22 (n)		103	102,508

Health Care Providers & Services - 0.0%
Allliance Healthcare Services, Inc.
6/03/19 (m)		173	171,708

Health Care Technology - 0.0%
BioClinica, Inc.
5.25% (LIBOR 3 Month + 4.25%), 10/20/23 (n)		66	66,805

Internet Software & Services - 0.1%
MModal, Inc.
9.00% (LIBOR 3 Month + 7.75%), 1/31/20 (n)		242	229,361

Real Estate Investment Trusts (REITS) - 0.0%
QCP SNF West REIT LLC
6.25% (LIBOR 3 Month + 5.25%), 10/31/22 (n)		134	137,242

Real Estate Other - 0.1%
DTZ U.S. Borrower LLC
4.25%-4.304% (LIBOR 3 Month + 3.25%), 11/04/21 (n)		176	177,130

Company	Principal Amount (000)		U.S. $ Value
Wireless Telecommunication Services - 0.0%
Digicel Ltd.
4.338% (LIBOR 2 Month + 3.50%), 3/31/19 (n)	U.S.$	147	144,341

			2,261,097

Information Technology - 0.3%
Internet Software & Services - 0.0%
GoDaddy Operating Company LLC
2/02/24 (m)		115	115,255

Software - 0.1%
Aricent Technologies (Holdings) Ltd.
5.50% (LIBOR 3 Month + 4.50%), 4/14/21 (n)		166	166,089

Technology - 0.2%
BMC Software Finance, Inc.
5.00% (LIBOR 3 Month + 4.00%), 9/10/20 (n)		437	438,786
Syniverse Holdings, Inc.
4.00%-4.039% (LIBOR 3 Month + 3.00%), 4/23/19 (n)		313	284,646

			723,432

			1,004,776

Materials - 0.2%
Chemicals - 0.1%
Agrofresh, Inc.
5.75% (LIBOR 3 Month + 4.75%), 6/30/21 (n)		155	149,762
Albaugh, LLC
6.00% (LIBOR 3 Month + 5.00%), 5/28/21 (n)		96	96,989

			246,751

Construction Materials - 0.0%
Quikrete Holdings, Inc.
4.022% (LIBOR 1 Month + 3.25%), 11/15/23 (n)		149	150,791

Containers & Packaging - 0.1%
Endo Luxembourg Finance Company I SARL
3.813% (LIBOR 3 Month + 3.00%), 9/26/22 (n)		178	179,179
Expera Specialty Solutions, LLC
5.75% (LIBOR 3 Month + 4.75%), 11/03/23 (n)		145	145,302

			324,481

			722,023

Company	Principal Amount (000)		U.S. $ Value
Consumer Staples - 0.1%
Food & Beverage - 0.0%
Wilton Brands LLC
8.50% (LIBOR 3 Month + 7.25%), 8/30/18 (n)	U.S.$	112	108,942

Household Products - 0.1%
Hoffmaster Group, Inc.
5.50% (LIBOR 3 Month + 4.50%), 11/21/23 (n)		176	178,894

			287,836

Telecommunication Services - 0.1%
Wirelines - 0.1%
Communications Sales & Leasing
10/24/22 (m)		183	183,675

Total Bank Loans (cost $8,601,780)			8,608,137

GOVERNMENT ISSUES - 1.4%
Government - 1.4%
Argentine Republic Government International Bond
2.26%, 12/31/38	EUR	315	199,967
U.S. Treasury Notes
0.625%, 5/31/17-8/31/17 (b)	U.S.$	3,000	3,000,095
0.875%, 5/15/17 (b)		2,000	2,001,588

Total Government Issues (cost $5,193,722)			5,201,650

	Shares
DEPOSITORY RECEIPTS - 1.4%
Consumer Staples - 0.1%
Food & Staples Retailing - 0.0%
Lenta Ltd. (GDR) (a)(d)		23,270	154,513

Personal Products - 0.1%
Unilever NV		5,010	237,164

			391,677

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gazprom PJSC (Sponsored ADR)		36,220	161,541
LUKOIL PJSC (Sponsored ADR)		4,150	219,431
Rosneft Oil Co. PJSC (GDR)		16,300	92,421

			473,393

Financials - 0.2%
Capital Markets - 0.2%
Credit Suisse Group AG (Sponsored ADR)		37,162	560,775

Industrials - 0.0%
Airlines - 0.0%
Latam Airlines Group SA (Sponsored ADR)		13,718	138,826

Company	Shares		U.S. $ Value
Information Technology - 0.2%
Internet Software & Services - 0.2%
Baidu, Inc. (Sponsored ADR) (a)		3,690	642,540

Materials - 0.7%
Chemicals - 0.6%
Syngenta AG (ADR)		26,307	2,271,609

Metals & Mining - 0.1%
MMC Norilsk Nickel PJSC (ADR)		12,500	199,750

			2,471,359

Telecommunication Services - 0.1%
Telecommunication Services - 0.1%
VimpelCom Ltd. (Sponsored ADR)		75,278	309,393

Total Depository Receipts (cost $4,850,769)			4,987,963

WARRANTS - 0.9%
Financials - 0.9%
Banks - 0.5%
HSBC Bank PLC, expiring 1/22/18 (a)		449,061	1,765,038

Capital Markets - 0.4%
Saudi Basic Industries Corp., expiring 3/02/17 (a)		57,620	1,486,596

Total Warrants (cost $3,089,103)			3,251,634

	Principal Amount (000)
MUNICIPALS - 0.6%
Municipal - 0.6%
Local Authorities - 0.6%
Commonwealth of Puerto Rico
5.00%, 7/01/33-7/01/35 (a)(i)(l)	U.S.$	185	120,250
5.125%, 7/01/37 (a)(i)(l)		95	61,750
5.75%, 7/01/28 (a)(i)		75	48,938
8.00%, 7/01/35 (a)(i)		500	366,875
Series 2012A
5.00%, 7/01/41 (a)(i)(l)		10	6,425
5.50%, 7/01/39 (a)(i)		40	26,200
Government Development Bank for Puerto Rico
4.15%, 8/01/17		10	2,574
4.375%, 2/01/19		20	5,142
4.50%, 8/01/19		25	6,425
4.704%, 5/01/16		5	1,275
5.00%, 8/01/23 (a)(i)		105	26,775
5.40%, 8/01/19		20	5,140
5.50%, 8/01/20		20	5,138
Puerto Rico Public Buildings Authority
5.65%, 7/01/28 (a)(i)(l)		515	345,694
5.70%, 7/01/28 (a)(i)(l)		550	369,187
Puerto Rico Sales Tax Financing Corp.
6.00%, 8/01/31-8/01/38 (l)		45	30,856
6.05%, 8/01/36-8/01/39 (l)		780	544,049

Company	Principal Amount (000)		U.S. $ Value
6.13%, 8/01/28	U.S.$	5	3,463
6.13%, 8/01/30-8/01/38 (l)		30	20,663
Texas Public Finance Authority
8.25%, 7/01/24		330	351,638

Total Municipals (cost $2,306,235)			2,348,457

CONVERTIBLE BONDS - 0.2%
Convertible - 0.2%
Automobiles - 0.1%
Navistar International Corp.
4.50%, 10/15/18 (e)		45	44,353
4.75%, 4/15/19 (e)		66	63,855

			108,208

Capital Markets - 0.0%
Walter Investment Management Corp.
4.50%, 11/01/19 (e)		66	44,880

Media - 0.1%
Liberty Interactive LLC
3.75%, 2/15/30 (e)		359	214,742
4.00%, 11/15/29 (e)		385	229,075

			443,817

Semiconductors & Semiconductor Equipment - 0.0%
SunEdison, Inc.
0.25%, 1/15/20 (a)(d)(e)(i)		90	1,575
2.00%, 10/01/18 (a)(e)(i)		85	1,488
2.375%, 4/15/22 (a)(e)(i)		325	5,687
2.625%, 6/01/23 (a)(d)(e)(i)		275	4,813
3.375%, 6/01/25 (a)(d)(e)(i)		360	6,300

			19,863

Technology - 0.0%
MagnaChip Semiconductor SA
5.00%, 3/01/21 (e)(o)		50	57,562

Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp.
9.00%, 4/01/63 (d)(e)		75	96,891

Total Convertible Bonds (cost $1,558,030)			771,221

	Shares
PREFERRED STOCKS - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Allergan PLC
5.50%, 3/01/18 (e) (cost $879,813)		878	753,131

Company	Contracts	U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.0%
Options on Equities - 0.0%
Actelion Ltd.
Expiration: Mar 2017, Exercise Price: CHF 200.00 (a)(p)	8	183
Actelion Ltd.
Expiration: Mar 2017, Exercise Price: CHF 210.00 (a)(p)	2	200
B&G Foods Holdings Corp.
Expiration: Mar 2017, Exercise Price: $ 40.00 (a)(p)	56	1,148
Tesla Motors, Inc.
Expiration: Mar 2017, Exercise Price: $ 260.00 (a)(p)	6	8,340

		9,871

Option on Forward Contracts - 0.0%
USD/ZAR
Expiration: Apr 2017, Exercise Price: $ 13.40 (a)(q)	2,180,000	70,421

Options on Funds and Investment Trusts - 0.0%
Industrial Select Sector SPDR Fund
Expiration: Mar 2017, Exercise Price: $ 61.00 (a)(p)	422	3,165
iShares iBoxx $ Investment Grade Corporate Bond ETF
Expiration: Mar 2017, Exercise Price: $ 113.00 (a)(q)	11,780	1,623
iShares iBoxx $ Investment Grade Corporate Bond ETF
Expiration: Mar 2017, Exercise Price: $ 121.00 (a)(q)	11,780	30,843
iShares Russell 2000 ETF
Expiration: Mar 2017, Exercise Price: $ 129.00 (a)(p)	167	5,594

		41,225

Options on Equity Indices - 0.0%
S&P 500 Index
Expiration: Mar 2017, Exercise Price: $ 2,230.00 (a)(p)	3	697

Total Options Purchased - Puts (premiums paid $149,495)		122,214

	Shares
MUTUAL FUNDS - 0.0%
Index - 0.0%
Index - 0.0% (r)
iPath S&P 500 VIX Short-Term Futures ETN (a) (cost $104,017)	5,858	107,904

Company	Contracts	U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.0%
Options on Forward Contracts - 0.0%
USD/KRW Expiration: May 2017, Exercise Price: $ 1,215.00 (a)(q)	5,284,100	23,742
USD/KRW Expiration: May 2017, Exercise Price: $ 1,355.00 (a)(q)	5,284,100	814
EUR/CZK Expiration: Apr 2017, Exercise Price: EUR 27.30 (a)(q)	653,000	581
USD/KRW Expiration: Mar 2017, Exercise Price: $ 1,190.00 (a)(q)	3,288,800	4,456
USD/KRW Expiration: Mar 2017, Exercise Price: $ 1,320.00 (a)(q)	3,288,800	3
USD/GBP Expiration: Jul 2017, Exercise Price: $ 1.20 (a)(q)	1,359,700	16,020
USD/JPY Expiration: Mar 2017, Exercise Price: $ 124.00 (a)(q)	66,000	0
USD/BRL Expiration: Mar 2017, Exercise Price: $ 3.07 (a)(q)	1,224,900	25,777
USD/BRL Expiration: Mar 2017, Exercise Price: $ 3.23 (a)(q)	1,224,900	2,364

		73,757

Options on Futures Contracts - 0.0%
U.S. Treasury Note 10 Year Futures Expiration: Mar 2017, Exercise Price: $ 126.00 (a)(s)	40	8,125
U.S. Treasury Note 10 Year Futures Expiration: Apr 2017, Exercise Price: $ 127.00 (a)(s)	40	8,125

		16,250

Total Options Purchased - Calls (premiums paid $302,484)		90,007

	Shares
RIGHTS - 0.0%
Utilities - 0.0%
TCEH Corp. TRA (a)(l)	26,572	28,910

Energy - 0.0%
Etablissements Maurel et Prom S.A. (a)	81,735	0

Total Rights (cost $34,299)		28,910

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 16.8%
Investment Companies - 16.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.39% (r)(t)	60,648,173	60,648,173
SSC Government MM GVXX, 0.47% (r)	456,280	456,280

Total Short-Term Investments (cost $61,104,453)		61,104,453

Total Investments Before Security Lending Collateral for Securities Loaned - 95.6% (cost $321,379,231)		347,334,970

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
Investment Companies - 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.39% (r)(t) (cost $5,480,352)	5,480,352	5,480,352

Total Investments Before Securities Sold Short - 97.1% (cost $326,859,583)		352,815,322

SECURITIES SOLD SHORT - (22.0)%
MUTUAL FUNDS - (10.7)%
Index - (10.7)%
Index - (10.7)% (r)
Consumer Discretionary Select Sector SPDR Fund	(23,628)	(2,040,751)
Consumer Staples Select Sector SPDR Fund	(19,466)	(1,072,577)
Energy Select Sector SPDR Fund	(9,795)	(699,167)
Financial Select Sector SPDR Fund	(71,620)	(1,757,555)
Health Care Select Sector SPDR Fund	(15,391)	(1,154,171)
Industrial Select Sector SPDR Fund	(41,933)	(2,761,708)
iShares 20+ Year Treasury Bond ETF	(1,819)	(221,445)
iShares MSCI Brazil Capped ETF	(10,098)	(380,998)
iShares MSCI China ETF	(19,461)	(947,945)
iShares Russell 2000 ETF	(2,595)	(357,695)
iShares STOXX Europe 600 UCITS ETF (DE)	(18,425)	(720,709)
Materials Select Sector SPDR Fund	(6,118)	(319,665)
SPDR S&P 500 ETF Trust	(94,493)	(22,344,759)
Technology Select Sector SPDR Fund	(56,664)	(2,966,360)
Utilities Select Sector SPDR Fund	(14,829)	(767,697)
VanEck Vectors Semiconductor ETF	(6,070)	(463,687)

Total Mutual Funds (proceeds $35,873,802)		(38,976,889)

COMMON STOCKS - (9.8)%
Consumer Discretionary - (2.6)%
Auto Components - (0.1)%
Delphi Automotive PLC	(3,237)	(246,433)

Automobiles – (0.1)%
Tesla Motors, Inc. (a)	(1,851)	(462,731)

Diversified Consumer Services - (0.2)%
DeVry Education Group, Inc.	(6,401)	(205,792)
Grand Canyon Education, Inc. (a)	(3,859)	(236,866)

Company	Shares	U.S. $ Value
Sotheby’s (a)	(10,392)	(468,991)

		(911,649)

Hotels, Restaurants & Leisure - (0.5)%
Buffalo Wild Wings, Inc. (a)	(1,174)	(181,970)
Cheesecake Factory, Inc. (The)	(3,249)	(198,351)
Jack in the Box, Inc.	(2,512)	(235,400)
Restaurant Brands International, Inc.	(8,406)	(459,808)
Sonic Corp.	(9,587)	(242,359)
Wingstop, Inc.	(3,718)	(97,783)
Wynn Resorts Ltd.	(1,257)	(120,861)
Yum! Brands, Inc.	(2,355)	(153,829)

		(1,690,361)

Household Durables - (0.3)%
Electrolux AB	(6,034)	(159,778)
Lennar Corp. - Class A	(7,591)	(370,365)
Meritage Homes Corp. (a)	(4,598)	(163,459)
Newell Brands, Inc.	(6,465)	(316,979)
Pulte Group, Inc.	(10,870)	(239,684)

		(1,250,265)

Internet & Catalog Retail - (0.1)%
Etsy, Inc. (a)	(10,334)	(125,248)
Netflix, Inc. (a)	(866)	(123,085)

		(248,333)

Internet & Direct Marketing Retail - 0.0%
Yoox Net-A-Porter Group SpA (a)	(3,544)	(84,207)

Leisure Products - (0.2)%
Hasbro, Inc.	(1,393)	(134,940)
Mattel, Inc.	(3,870)	(99,575)
Polaris Industries, Inc.	(3,900)	(332,319)

		(566,834)

Media - (0.1)%
Interpublic Group of Cos., Inc. (The)	(5,233)	(126,115)
Omnicom Group, Inc.	(1,432)	(121,863)
World Wrestling Entertainment, Inc. - Class A	(9,911)	(207,933)

		(455,911)

Multiline Retail - (0.2)%
Dollar Tree, Inc. (a)	(4,677)	(358,632)
Kohl’s Corp.	(2,273)	(96,875)
Nordstrom, Inc.	(2,341)	(109,231)
Target Corp.	(1,554)	(91,329)

		(656,067)

Specialty Retail - (0.5)%
Advance Auto Parts, Inc.	(1,202)	(188,245)
AutoNation, Inc. (a)	(2,770)	(127,143)
Barnes & Noble, Inc.	(10,156)	(99,529)
Best Buy Co., Inc.	(3,344)	(147,571)
Big 5 Sporting Goods Corp.	(7,174)	(96,490)

Company	Shares	U.S. $ Value
CarMax, Inc. (a)	(5,658)	(365,168)
Five Below, Inc. (a)	(5,620)	(216,651)
Gap, Inc. (The)	(5,001)	(124,125)
GNC Holdings, Inc. - Class A	(10,164)	(84,361)
Michaels Cos., Inc. (The) (a)	(5,987)	(120,279)
Sally Beauty Holdings, Inc. (a)	(10,353)	(226,420)
Signet Jewelers Ltd.	(2,331)	(148,228)

		(1,944,210)

Textiles, Apparel & Luxury Goods - (0.3)%
Fossil Group, Inc. (a)	(7,256)	(137,211)
Hanesbrands, Inc.	(4,422)	(88,484)
lululemon athletica, Inc. (a)	(6,691)	(436,655)
Michael Kors Holdings Ltd. (a)	(2,611)	(95,301)
Swatch Group AG (The)	(960)	(319,314)

		(1,076,965)

		(9,593,966)

Industrials - (2.1)%
Aerospace & Defense - (0.4)%
Boeing Co. (The)	(992)	(178,788)
MacDonald Dettwiler & Associates Ltd.	(3,004)	(148,572)
Rockwell Collins, Inc.	(11,015)	(1,052,924)

		(1,380,284)

Air Freight & Logistics - (0.4)%
CH Robinson Worldwide, Inc.	(17,100)	(1,374,327)
XPO Logistics, Inc. (a)	(3,423)	(174,539)

		(1,548,866)

Airlines - (0.2)%
Allegiant Travel Co.	(1,211)	(210,835)
Deutsche Lufthansa AG (REG)	(24,961)	(365,455)
JetBlue Airways Corp. (a)	(9,950)	(198,602)

		(774,892)

Commercial Services & Supplies - 0.0%
Pitney Bowes, Inc.	(1,140)	(15,550)

Electrical Equipment - (0.1)%
Eaton Corp. PLC	(3,057)	(220,043)
Sunrun, Inc. (a)	(33,468)	(190,433)
Vestas Wind Systems A/S	(2,489)	(184,309)

		(594,785)

Industrial Conglomerates - (0.1)%
3M Co.	(1,367)	(254,740)

Machinery - (0.4)%
Caterpillar, Inc.	(7,600)	(734,616)
PACCAR, Inc.	(3,685)	(246,195)
SKF AB	(8,437)	(160,318)
Snap-on, Inc.	(1,654)	(280,634)

		(1,421,763)

Company	Shares	U.S. $ Value
Marine - (0.1)%
Kirby Corp. (a)	(4,290)	(296,868)

Road & Rail - (0.1)%
Ryder System, Inc.	(2,597)	(197,762)
Werner Enterprises, Inc.	(8,545)	(239,260)

		(437,022)

Trading Companies & Distributors - (0.3)%
GATX Corp.	(6,798)	(394,828)
WW Grainger, Inc.	(2,270)	(562,869)

		(957,697)

		(7,682,467)

Information Technology - (1.5)%
Internet Software & Services - (0.8)%
MercadoLibre, Inc.	(2,449)	(516,421)
Tencent Holdings Ltd.	(68,200)	(1,809,820)
WebMD Health Corp. (a)	(2,770)	(143,763)
Yahoo Japan Corp.	(53,411)	(247,968)

		(2,717,972)

IT Services - (0.3)%
Accenture PLC -Class A	(4,181)	(512,172)
International Business Machines Corp.	(2,986)	(536,943)
Western Union Co. (The)	(9,814)	(192,747)

		(1,241,862)

Semiconductors & Semiconductor Equipment - 0.0%
Impinj, Inc. (a)	(2,096)	(59,443)

Software - (0.3)%
Constellation Software, Inc.	(180)	(84,498)
Electronic Arts, Inc. (a)	(1,833)	(158,554)
Mobileye NV (a)	(2,409)	(109,657)
Oracle Corp.	(11,225)	(478,073)
Symantec Corp.	(6,824)	(194,962)

		(1,025,744)

Technology Hardware, Storage & Peripherals - (0.1)%
Electronics For Imaging, Inc. (a)	(6,375)	(293,696)
Seagate Technology PLC	(4,472)	(215,506)

		(509,202)

		(5,554,223)

Health Care - (1.1)%
Health Care - (0.1)%
Envision Healthcare Corp. (a)	(4,233)	(296,310)

Health Care Equipment & Supplies - (0.3)%
Cooper Cos., Inc. (The)	(910)	(181,217)
Intuitive Surgical, Inc. (a)	(885)	(652,245)
Natus Medical, Inc. (a)	(2,856)	(105,744)

		(939,206)

Company	Shares	U.S. $ Value
Health Care Providers & Services - (0.4)%
Acadia Healthcare Co., Inc. (a)	(4,099)	(183,307)
Brookdale Senior Living, Inc. (a)	(10,719)	(154,354)
Express Scripts Holding Co. (a)	(7,302)	(515,886)
HCA Holdings, Inc. (a)	(4,548)	(396,767)
Tenet Healthcare Corp. (a)	(4,356)	(84,071)
Universal Health Services, Inc. - Class B	(2,081)	(261,374)

		(1,595,759)

Pharmaceuticals - (0.3)%
Akorn, Inc. (a)	(6,922)	(144,047)
Mallinckrodt PLC (a)	(11,534)	(604,612)
Mylan NV (a)	(4,884)	(204,395)
UCB SA	(1,357)	(96,573)
Valeant Pharmaceuticals International, Inc. (a)	(16,577)	(238,377)

		(1,288,004)

		(4,119,279)

Telecommunication Services - (0.7)%
Diversified Telecommunication Services - (0.7)%
AT&T, Inc.	(15,153)	(633,244)
CenturyLink, Inc.	(71,351)	(1,730,975)

		(2,364,219)

Financials - (0.6)%
Banks - (0.1)%
Bank of the Ozarks, Inc.	(3,419)	(187,122)
East West Bancorp, Inc.	(3,498)	(189,312)
Home BancShares, Inc./AR	(3,927)	(110,506)
UniCredit SpA	(3,682)	(49,387)

		(536,327)

Capital Markets - (0.1)%
BlackRock, Inc. - Class A	(248)	(96,090)
Deutsche Bank AG (REG) (a)	(7,399)	(145,787)
Legg Mason, Inc.	(5,364)	(202,330)

		(444,207)

Consumer Finance - (0.2)%
Ally Financial, Inc.	(7,415)	(166,763)
Credit Acceptance Corp. (a)	(1,429)	(286,457)
Santander Consumer USA Holdings, Inc. (a)	(10,073)	(148,879)

		(602,099)

Insurance - (0.1)%
Fairfax Financial Holdings Ltd.	(422)	(192,010)

Thrifts & Mortgage Finance - (0.1)%
BofI Holding, Inc. (a)	(7,070)	(222,988)

		(1,997,631)

Energy - (0.5)%
Oil, Gas & Consumable Fuels - (0.5)%
Cheniere Energy, Inc. (a)	(3,575)	(171,779)

Company	Shares	U.S. $ Value
CONSOL Energy, Inc.	(6,619)	(103,058)
Continental Resources, Inc./OK (a)	(3,916)	(177,003)
Delek US Holdings, Inc.	(25,234)	(607,382)
Devon Energy Corp.	(2,663)	(115,468)
Exxon Mobil Corp.	(3,067)	(249,408)
SM Energy Co.	(3,224)	(79,471)
WPX Energy, Inc. (a)	(9,844)	(126,988)

		(1,630,557)

Materials - (0.4)%
Chemicals - (0.3)%
Axalta Coating Systems Ltd. (a)	(7,474)	(217,568)
CF Industries Holdings, Inc.	(9,753)	(306,439)
Methanex Corp.	(3,240)	(165,240)
Mosaic Co. (The)	(9,988)	(311,526)

		(1,000,773)

Paper & Forest Products - (0.1)%
Domtar Corp.	(14,933)	(568,798)

		(1,569,571)

Consumer Staples - (0.3)%
Beverages - (0.2)%
Boston Beer Co., Inc. (The) (a)	(477)	(75,676)
Coca-Cola Co. (The)	(5,024)	(210,807)
Dr Pepper Snapple Group, Inc.	(1,697)	(158,568)
Monster Beverage Corp. (a)	(2,954)	(122,414)

		(567,465)

Food & Staples Retailing - 0.0%
Wal-Mart Stores, Inc.	(1,229)	(87,173)

Food Products - (0.1)%
B&G Foods, Inc.	(5,340)	(226,950)
Post Holdings, Inc. (a)	(1,913)	(156,617)

		(383,567)

		(1,038,205)

Total Common Stocks (proceeds $33,533,973)		(35,550,118)

DEPOSITORY RECEIPTS - (1.5)%
Consumer Discretionary - (1.1)%
Internet & Catalog Retail - (1.1)%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	(38,045)	(3,914,830)

Health Care - (0.2)%
Pharmaceuticals - (0.2)%
Dr Reddy’s Laboratories Ltd. (ADR)	(3,784)	(162,561)
GW Pharmaceuticals PLC (a)	(1,455)	(181,555)
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	(8,571)	(300,156)

		(644,272)

Company	Shares		U.S. $ Value
Energy - (0.1)%
Oil, Gas & Consumable Fuels - (0.1)%
Petroleo Brasileiro SA (Sponsored ADR) (a)		(23,390)	(235,771)
Royal Dutch Shell PLC (Sponsored ADR) - Class A		(3,491)	(181,148)

			(416,919)

Consumer Staples - (0.1)%
Tobacco - (0.1)%
British American Tobacco PLC (Sponsored ADR)		(6,526)	(416,620)

Industrials - 0.0%
Air Freight & Logistics - 0.0%
ZTO Express Cayman, Inc. (a)		(12,744)	(164,270)

Information Technology - 0.0%
Internet Software & Services - 0.0%
Criteo SA (Sponsored ADR) (a)		(1,768)	(83,061)

Total Depository Receipts (proceeds $5,104,045)			(5,639,972)

REAL ESTATE INVESTMENT TRUST UNITS - 0.0%
Financials - 0.0%
Real Estate Investment Trusts (REITS) - 0.0%
Care Capital Properties, Inc.		(40)	(1,052)
Pennsylvania Real Estate Investment Trust		(1,710)	(28,215)
Ventas, Inc.		(180)	(11,709)

Total Real Estate Investment Trust Units (proceeds $47,068)			(40,976)

	Principal Amount (000)
Other Asset Backed Securities - 0.0%
Other - 0.0%
TCEH Corp. - Undertaking Liability
1.00%, 11/02/26 (proceeds $5,439)	U.S.$	0 **	(321)

Total Securities Sold Short (proceeds $74,564,327)			(80,208,276)

Total Investments, Net of Securities Sold Short - 75.1% (cost $252,295,256) (u)			272,607,046
Other assets less liabilities - 24.9%			90,343,779

Net Assets - 100.0%			$362,950,825

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bund Futures	4	March 2017	$683,401	$664,200	$20,252
Sold Contracts
90 Day Euro Futures	22	December 2018	5,390,531	5,390,275	256
Euro-BTP Futures	9	March 2017	1,265,615	1,267,052	(1,437)
Euro-OAT Futures	11	March 2017	1,727,880	1,747,427	(19,547)
U.S. 10 Yr Ultra (CBT)
Futures	22	June 2017	2,952,984	2,946,625	6,359

					$5,883

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	AUD	980	USD	756	3/15/17	$4,389
Citibank, NA	AUD	1,131	USD	823	3/15/17	(44,369)
Citibank, NA	BRL	930	USD	302	3/15/17	3,970
Citibank, NA	BRL	1,554	USD	493	3/15/17	(5,277)
Citibank, NA	CAD	114	USD	87	3/15/17	1,295
Citibank, NA	CAD	50	USD	37	3/15/17	(392)
Citibank, NA	CHF	1,443	USD	1,439	3/15/17	1,454
Citibank, NA	CHF	50	USD	49	3/15/17	(931)
Citibank, NA	CLP	31,544	USD	49	3/15/17	166
Citibank, NA	CLP	233,700	USD	352	3/15/17	(6,958)
Citibank, NA	EUR	1,609	USD	1,722	3/15/17	16,645
Citibank, NA	GBP	250	USD	318	3/15/17	7,767
Citibank, NA	GBP	50	USD	61	3/15/17	(712)
Citibank, NA	IDR	2,567,308	USD	191	3/15/17	(1,198)
Citibank, NA	ILS	6,343	USD	1,674	3/15/17	(69,041)
Citibank, NA	INR	29,351	USD	435	3/15/17	(4,337)
Citibank, NA	JPY	490,882	USD	4,268	3/15/17	(103,078)
Citibank, NA	KRW	2,170,403	USD	1,892	3/15/17	(21,843)
Citibank, NA	MXN	308	USD	15	3/15/17	(460)
Citibank, NA	NOK	375	USD	45	3/15/17	363
Citibank, NA	NOK	1,200	USD	138	3/15/17	(5,256)
Citibank, NA	NZD	1,686	USD	1,231	3/15/17	16,347
Citibank, NA	NZD	1,193	USD	856	3/15/17	(2,784)
Citibank, NA	PLN	213	USD	53	3/15/17	370
Citibank, NA	RUB	17,455	USD	281	3/15/17	(17,090)
Citibank, NA	SEK	1,336	USD	151	3/15/17	3,057
Citibank, NA	SEK	7,400	USD	813	3/15/17	(7,443)
Citibank, NA	SGD	880	USD	616	3/15/17	(11,908)
Citibank, NA	THB	24,018	USD	679	3/15/17	(9,274)
Citibank, NA	TRY	1,400	USD	392	3/15/17	8,427
Citibank, NA	TWD	36,768	USD	1,160	3/15/17	(38,278)
Citibank, NA	USD	1,272	AUD	1,690	3/15/17	23,457
Citibank, NA	USD	666	AUD	864	3/15/17	(3,411)
Citibank, NA	USD	615	BRL	1,988	3/15/17	21,763
Citibank, NA	USD	699	BRL	2,170	3/15/17	(3,639)
Citibank, NA	USD	37	CAD	50	3/15/17	253
Citibank, NA	USD	153	CAD	200	3/15/17	(2,518)
Citibank, NA	USD	204	CHF	203	3/15/17	(1,274)
Citibank, NA	USD	421	CLP	284,250	3/15/17	15,510
Citibank, NA	USD	46	CLP	29,498	3/15/17	(904)
Citibank, NA	USD	204	EUR	191	3/15/17	(1,544)
Citibank, NA	USD	581	GBP	463	3/15/17	(6,675)
Citibank, NA	USD	439	IDR	5,925,350	3/15/17	4,555
Citibank, NA	USD	22	IDR	290,680	3/15/17	(39)
Citibank, NA	USD	1,011	ILS	3,892	3/15/17	58,125
Citibank, NA	USD	1,782	INR	121,500	3/15/17	35,815
Citibank, NA	USD	3,310	JPY	385,358	3/15/17	121,533
Citibank, NA	USD	313	JPY	34,944	3/15/17	(1,821)
Citibank, NA	USD	1,891	KRW	2,168,466	3/15/17	20,967
Citibank, NA	USD	185	MXN	3,877	3/15/17	7,357
Citibank, NA	USD	266	NOK	2,250	3/15/17	2,407
Citibank, NA	USD	48	NOK	400	3/15/17	(749)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,135	NZD	1,581	3/15/17	$3,486
Citibank, NA	USD	1,584	NZD	2,188	3/15/17	(8,275)
Citibank, NA	USD	144	PLN	600	3/15/17	3,476
Citibank, NA	USD	644	RUB	39,600	3/15/17	32,709
Citibank, NA	USD	80	RUB	4,601	3/15/17	(1,121)
Citibank, NA	USD	16	SEK	150	3/15/17	192
Citibank, NA	USD	134	SEK	1,190	3/15/17	(2,296)
Citibank, NA	USD	619	SGD	880	3/15/17	9,382
Citibank, NA	USD	702	THB	25,050	3/15/17	15,514
Citibank, NA	USD	199	TRY	731	3/15/17	1,280
Citibank, NA	USD	397	TRY	1,400	3/15/17	(13,386)
Citibank, NA	USD	647	TWD	20,342	3/15/17	15,445
Citibank, NA	USD	718	ZAR	9,854	3/15/17	31,056
Citibank, NA	USD	289	ZAR	3,741	3/15/17	(4,042)
Citibank, NA	ZAR	5,323	USD	408	3/15/17	3,419
Citibank, NA	ZAR	9,426	USD	697	3/15/17	(20,168)
Citibank, NA	HUF	52,968	USD	184	3/16/17	2,149
Citibank, NA	HUF	57,750	USD	195	3/16/17	(3,706)
Citibank, NA	USD	61	HUF	17,666	3/16/17	(261)
Citibank, NA	KRW	4,717,477	USD	3,970	3/21/17	(189,834)
Citibank, NA	USD	3,475	KRW	4,044,368	3/21/17	91,142
Citibank, NA	EUR	653	CZK	17,598	4/07/17	(1,478)
Citibank, NA	SEK	5,417	USD	608	6/09/17	4,442
Citibank, NA	SEK	10	USD	1	6/09/17	(12)
Citibank, NA	USD	608	SEK	5,427	6/09/17	(3,287)
Citibank, NA	TRY	4,588	USD	1,367	6/21/17	143,859
Citibank, NA	TWD	4,172	USD	136	6/21/17	(420)
Citibank, NA	USD	1,242	TRY	4,066	6/21/17	(158,142)
Citibank, NA	CNH	46,341	USD	6,605	7/10/17	(87,798)
Citibank, NA	USD	6,605	CNH	46,431	7/10/17	100,676
Citibank, NA	AUD	410	USD	304	9/20/17	(9,247)
Citibank, NA	CAD	167	USD	126	9/20/17	(12)
Citibank, NA	CHF	74	USD	75	9/20/17	84
Citibank, NA	CNH	61,152	USD	8,700	9/20/17	(85,396)
Citibank, NA	EUR	961	USD	1,040	9/20/17	11,338
Citibank, NA	GBP	157	USD	200	9/20/17	4,386
Citibank, NA	HKD	2,520	USD	325	9/20/17	(226)
Citibank, NA	INR	264,084	USD	3,730	9/20/17	(138,276)
Citibank, NA	JPY	81,495	USD	729	9/20/17	(3,396)
Citibank, NA	KRW	2,608,256	USD	2,240	9/20/17	(66,235)
Citibank, NA	MYR	2,044	USD	451	9/20/17	(2,613)
Citibank, NA	NZD	46	USD	32	9/20/17	(423)
Citibank, NA	RUB	14,739	USD	217	9/20/17	(25,120)
Citibank, NA	SGD	3,800	USD	2,679	9/20/17	(34,849)
Citibank, NA	THB	5,904	USD	165	9/20/17	(4,011)
Citibank, NA	TWD	102,116	USD	3,230	9/20/17	(126,334)
Citibank, NA	USD	307	AUD	410	9/20/17	5,651
Citibank, NA	USD	126	CAD	169	9/20/17	1,423
Citibank, NA	USD	75	CHF	74	9/20/17	(719)
Citibank, NA	USD	6,209	CNH	43,858	9/20/17	92,294
Citibank, NA	USD	1,246	CNH	8,654	9/20/17	(2,448)
Citibank, NA	USD	1,048	EUR	961	9/20/17	(19,430)
Citibank, NA	USD	197	GBP	157	9/20/17	(953)
Citibank, NA	USD	325	HKD	2,520	9/20/17	223
Citibank, NA	USD	3,730	INR	262,667	9/20/17	117,514
Citibank, NA	USD	729	JPY	78,163	9/20/17	(26,547)
Citibank, NA	USD	1,130	KRW	1,286,166	9/20/17	7,236
Citibank, NA	USD	226	MYR	1,022	9/20/17	1,307
Citibank, NA	USD	232	MYR	1,022	9/20/17	(5,045)
Citibank, NA	USD	32	NZD	46	9/20/17	653
Citibank, NA	USD	217	RUB	14,891	9/20/17	27,616
Citibank, NA	USD	1,930	SGD	2,746	9/20/17	31,338
Citibank, NA	USD	165	THB	5,874	9/20/17	3,127
Citibank, NA	USD	3,230	TWD	102,714	9/20/17	145,974
Citibank, NA	CNH	47,235	USD	6,605	1/09/18	(117,872)
Citibank, NA	USD	6,605	CNH	47,147	1/09/18	105,415
Credit Suisse International	EUR	308	USD	326	3/17/17	(189)
Morgan Stanley & Co., Inc.	CHF	298	USD	301	3/15/17	3,941
Morgan Stanley & Co., Inc.	CHF	865	USD	845	3/15/17	(16,782)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	EUR	1,082	USD	1,167	3/15/17	$20,597
Morgan Stanley & Co., Inc.	EUR	365	USD	385	3/15/17	(2,030)
Morgan Stanley & Co., Inc.	SEK	1,533	USD	173	3/15/17	3,181
Morgan Stanley & Co., Inc.	USD	341	CHF	339	3/15/17	(3,506)
Morgan Stanley & Co., Inc.	USD	319	EUR	297	3/15/17	(4,342)
Morgan Stanley & Co., Inc.	USD	303	SEK	2,750	3/15/17	2,128
Morgan Stanley & Co., Inc.	USD	18	SEK	160	3/15/17	(124)
Morgan Stanley & Co., Inc.	CAD	4,119	USD	3,151	4/28/17	48,142
Morgan Stanley & Co., Inc.	EUR	551	USD	584	4/28/17	(437)
Morgan Stanley & Co., Inc.	GBP	1,023	USD	1,277	4/28/17	5,348
Morgan Stanley & Co., Inc.	SEK	6,635	USD	744	4/28/17	7,052
Morgan Stanley & Co., Inc.	USD	185	CAD	242	4/28/17	(2,605)
Morgan Stanley & Co., Inc.	USD	40	EUR	38	4/28/17	42
Morgan Stanley & Co., Inc.	USD	259	GBP	207	4/28/17	(2,312)
Morgan Stanley & Co., Inc.	USD	171	SEK	1,532	4/28/17	(570)
State Street Bank & Trust Co.	CHF	1,771	USD	1,742	3/15/17	(22,675)
State Street Bank & Trust Co.	EUR	541	USD	577	3/15/17	3,768
State Street Bank & Trust Co.	EUR	1,384	USD	1,452	3/15/17	(15,966)
State Street Bank & Trust Co.	USD	127	CHF	128	3/15/17	677
State Street Bank & Trust Co.	USD	364	CHF	361	3/15/17	(4,345)
State Street Bank & Trust Co.	USD	143	EUR	135	3/15/17	78
State Street Bank & Trust Co.	USD	612	EUR	573	3/15/17	(4,764)
State Street Bank & Trust Co.	EUR	379	USD	403	3/20/17	1,144
State Street Bank & Trust Co.	EUR	4,904	USD	5,124	3/20/17	(75,720)
State Street Bank & Trust Co.	GBP	627	USD	783	3/20/17	4,758
State Street Bank & Trust Co.	GBP	65	USD	80	3/20/17	(813)
State Street Bank & Trust Co.	USD	1,685	EUR	1,600	3/20/17	11,139
State Street Bank & Trust Co.	USD	2,780	EUR	2,595	3/20/17	(28,602)
State Street Bank & Trust Co.	USD	178	GBP	144	3/20/17	1,164
State Street Bank & Trust Co.	USD	99	GBP	79	3/20/17	(938)
State Street Bank & Trust Co.	CHF	39	USD	39	4/13/17	232
State Street Bank & Trust Co.	CHF	773	USD	764	4/13/17	(7,136)
State Street Bank & Trust Co.	USD	15	CHF	15	4/13/17	62
State Street Bank & Trust Co.	USD	802	CHF	797	4/13/17	(6,118)
State Street Bank & Trust Co.	USD	156	TRY	522	6/21/17	(16,865)

						$(250,169)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price	Expiration Date	Contracts (000)	Premiums Received	U.S. $ Value
Call - USD/BRL (q)	$3.15	3/15/17	2,450	$43,361	$(17,261)
Call - USD/GBP (q)	1.14	7/14/17	1,360	8,222	(5,743)
Call - USD/KRW (q)	1,255.00	3/30/17	6,578	23,845	(257)
Call - USD/KRW (q)	1,285.00	5/26/17	10,568	101,719	(10,568)

Description	Exercise Price	Expiration Date	Contracts (000)	Premiums Received	U.S. $ Value
Call - USD/KRW (q)	$1,170.00	3/30/17	3,289	$27,790	$(10,702)
Put - USD/ZAR (q)	12.50	4/28/17	3,270	14,944	(16,239)

				$(219,881)	$(60,770)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
iShares iBoxx $ Investment	11,780	$113.00	March 2017	$8,943	$(1,623)
Grade Corporate Bond ETF (q)
iShares iBoxx $ Investment	11,780	121.00	March 2017	47,356	(30,843)
Grade Corporate Bond ETF (q)

				$56,299	$(32,466)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Golman Sachs & Co.
Macy’s Retail Holdings, Inc., 3.45% 1/15/21, 12/20/21*	(1.00)%	2.39%	USD	350	$20,893	$18,408	$2,485
Nordstrom, Inc., 6.95% 3/15/26, 12/20/21*	(1.00)	1.48		535	10,589	19,229	(8,640)

					$31,482	$37,637	$(6,155)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	KRW	16,453,600	12/10/19	1.665%	3 Month CD Closing Rate	$(5,571)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Credit Suisse International
Comcast Corp. - Class A	12,444	1 Month LIBOR Plus 0.30%	USD	368	3/26/18	$97,216
Yahoo!, Inc.	29,603	1 Month LIBOR Plus 0.30%	USD	1,322	7/30/18	28,291
Goldman Sachs & Co.
Yahoo!, Inc.	64,725	1 Month LIBOR Plus 0.30%	USD	2,942	6/28/18	11,637
Morgan Stanley & Co., Inc.
Accor SA	10,159	EONIA Plus 0.40%	EUR	370	10/5/17	9,835
Air China Ltd.	220,574	HK Overnight Index Swap Ref Rate Plus 0.95%	HKD	1,250	7/24/17	9,266
Air France-KLM	43,801	EONIA Plus 0.40%	EUR	231	10/5/17	64,368
Alphabet, Inc.	1,132	FedFundEffective Plus 0.50%	USD	910	10/2/17	46,058
Anglo American PLC	55,916	BBA 1 Month LIBOR Plus 0.50%	GBP	444	10/5/17	326,496
Antofagasta PLC	71,346	BBA 1 Month LIBOR Plus 0.50%	GBP	344	10/5/17	290,110
Brunswick Corp.	17,377	FedFundEffective Plus 0.35%	USD	804	10/2/17	239,142
Cie Plastic Omnium SA	14,837	EURIBOR 3 Month Plus 0.50%	EUR	432	10/5/17	43,901
Continental Resources, Inc./OK	6,829	FedFundEffective Plus 0.50%	USD	329	10/2/17	(20,201)
Dai-ichi Life Holdings, Inc.	13,515	MUTSCALM Plus 0.40%	JPY	23,864	9/3/18	41,510
Hitachi Ltd.	40,559	MUTSCALM Plus 0.40%	JPY	22,168	9/3/18	25,610
International Consolidated Airlines Group SA	72,073	BBA 1 Month LIBOR Plus 0.50%	GBP	306	10/5/17	100,343
Kering	977	EURIBOR 1 Month Plus 0.50%	EUR	225	7/24/17	(137)
Komatsu Ltd.	9,520	MUTSCALM Plus 0.40%	JPY	22,950	9/3/18	24,215
Mitsubshi Heavy Industries Ltd.	49,741	MUTSCALM Plus 0.40%	JPY	23,430	9/3/18	(12,584)
Moncler SpA	2,830	EURIBOR 3 Month Plus 0.50%	EUR	38	10/5/17	13,761
Monster Beverage Corp.	14,005	FedFundEffective Plus 0.50%	USD	662	10/2/17	(81,384)
NVR, Inc.	1,348	BBA 1 Month LIBOR Plus 0.50%	USD	2,073	10/2/17	534,954
Qantas Airways Ltd.	61,422	RBA Daily Cash Rate Plus 0.55%	AUD	214	9/11/18	12,373
Rio Tinto PLC	41,328	FedFundEffective Plus 0.50%	USD	1,579	10/2/17	193,687
Rio Tinto PLC	22,536	BBA 1 Month LIBOR Plus 0.50%	GBP	548	10/5/17	271,936
Sky PLC	72,725	1 Month LIBOR Plus 0.35%	GBP	725	9/11/17	142

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
SoftBank Group Corp.	11,724	MUTSCALM Plus 0.40%	JPY	104,741	9/3/18	$(57,904)
Swift Transportation Co.	45,538	FedFundEffective Plus 0.50%	USD	975	10/2/17	13,629
Taisei Corporation	32,464	MUTSCALM Plus 0.40%	JPY	24,702	9/3/18	7,532
Take-Two Interactive Software, Inc.	32,179	FedFundEffective Plus 0.50%	USD	1,436	10/2/17	397,156
Weichai Power Co., Ltd.	149,541	HK Overnight Index Swap Ref Rate Plus 0.95%	HKD	1,580	11/16/17	59,783
Wizz Air Holdings PLC	4,760	EURIBOR 1 Month Plus 0.50%	GBP	82	10/5/17	(3,075)
Zodiac Aerospace	15,084	1 Month EONIA Plus 0.35%	EUR	410	8/13/18	8,890
Pay Total Return on Reference Obligation
Bank of America, NA
iBoxx USD Liquid High Yield Index	1,452	3 Month LIBOR Minus 1.00%	USD	364	3/20/17	(12,307)
iBoxx USD Liquid High Yield Index	6,170	3 Month LIBOR Minus 1.00%	USD	1,534	3/20/17	(65,406)
Morgan Stanley & Co., Inc.
Agile Property Holdings Ltd	222,234	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	1,006	8/1/18	(16,970)
Airbus SE	3,578	EONIA Minus 0.40%	EUR	225	10/5/17	(24,197)
Ashmore Group PLC	48,108	SONIA Overnight Deposit Rate Minus 0.88%	GBP	140	8/1/18	(38,443)
ASOS PLC	1,203	SONIA Overnight Deposit Rate Minus 0.30%	GBP	63	8/1/18	(2,342)
British American Tobacco PLC	26,031	FedFundEffictive Minus 0.35%	GBP	1,243	10/22/18	(102,358)
Burberry Group PLC	10,242	SONIA Overnight Deposit Rate Minus 0.35%	GBP	144	10/5/17	(40,437)
Canon, Inc.	5,164	MUTSCALM Minus 0.40%	JPY	16,059	8/1/18	(9,378)
China CITIC Bank Corp. Ltd.	437,800	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	2,177	8/1/18	(20,057)
China Coal Energy Co., Ltd.	206,000	HK Overnight Index Swap Ref Rate Minus 1.13%	HKD	735	8/1/18	(14,255)
China Everbright Bank Co., Ltd.	503,800	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	1,759	8/1/18	(28,452)
China Evergrande Group	368,800	HK Overnight Index Swap Ref Rate Minus 1.50%	HKD	1,885	8/1/18	(33,949)
China Merchants Bank Co., Ltd.	189,700	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	3,348	8/1/18	(73,195)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
China Minsheng Banking Corp. Ltd.	360,100	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	2,995	8/1/18	$(24,842)
China Resources Land Ltd.	37,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	640	8/1/18	(18,525)
China Shenhua Energy Co., Ltd.	52,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	751	8/1/18	(12,009)
China Vanke Co., Ltd.	76,900	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	1,556	8/1/18	7,396
Cielo SA	17,169	FedFundEffective Minus 1.00%	USD	166	7/24/17	14,780
Fosun International Ltd.	147,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	1,592	8/1/18	(25,915)
iBoxx USD Liquid High Yield Index	3,483	3 Month LIBOR Minus 1.00%	USD	855	3/20/17	(48,027)
Lenovo Group Ltd.	330,370	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	1,718	8/1/18	23,144
Li & Fung Ltd.	268,900	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	1,023	8/1/18	11,948
Longfor Properties Co., Ltd.	72,500	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	778	8/1/18	(15,772)
MTN Group Ltd.	59,249	SABOR Minus 0.95%	ZAR	7,772	8/1/18	51,914
Nintendo Co., Ltd.	767	MUTSCALM Minus 0.40%	JPY	18,615	8/1/18	5,487
Ocado Group PLC	31,919	SONIA Overnight Deposit Rate Minus 4.00%	GBP	115	8/1/18	43,464
Old Mutual PLC	176,120	SONIA Overnight Deposit Rate Minus 0.30%	GBP	327	8/1/18	(71,096)
Sino Land Co., Ltd.	77,800	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	1,086	8/1/18	4,474
SJM Holdings Ltd.	142,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	826	8/1/18	(10,167)
Standard and Poor’s 500 Index	1,506	FedFundEffective Minus 0.20%	USD	3,287	9/1/18	(274,409)
Standard Bank Group Ltd.	23,867	SABOR Minus 0.95%	ZAR	3,584	8/1/18	13,114
Standard Chartered PLC	21,249	SABOR Minus 0.30%	GBP	141	8/1/18	(15,241)
Thomas Cook Group PLC	81,930	SABOR Minus 0.35%	GBP	60	10/5/17	(14,261)
Woodside Petroleum Ltd.	10,214	RBA Daily Cash Rate Minus 0.40%	AUD	284	8/1/18	(26,910)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Zhuzhou CRRC Times Electric Co., Ltd.	37,700	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	1,615	8/1/18	$5,347

						$1,838,704

**	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Represents entire or partial securities out on loan.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate market value of these securities amounted to $21,516,873 or 5.9% of net assets.
(e)	Convertible security.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at February 28, 2017.
(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Floating Rate Security. Stated interest/floor rate was in effect at February 28, 2017.
(i)	Defaulted.
(j)	Defaulted matured security.
(k)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Claire’s Stores, Inc.
8.875%, 3/15/16	3/03/16	$7,475	$1,860	0.01%
Claire’s Stores, Inc.
9.00%, 9/20/21	10/03/16	9,247	9,420	0.00%
Claire’s Stores, Inc.
9.00%, 9/20/21	10/03/16	16,454	18,199	0.01%
Claire’s Stores, Inc.
9.00%, 9/20/21	10/03/16	4,329	4,000	0.00%

(l)	Illiquid security.
(m)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(n)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at February 28, 2017.
(o)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.02% of net assets as of February 28, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
MagnaChip Semiconductor SA
5.00%, 3/01/21	1/11/17	50,000	57,562	0.02%

(p)	One contract relates to 100 shares.
(q)	One contract relates to 1 share.
(r)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(s)	One contract relates to 1000 shares.

(t)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(u)	As of February 28, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $32,785,833 and gross unrealized depreciation of investments was $(12,474,043), resulting in net unrealized appreciation of $20,311,790.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
BBA	-	British Bankers Association
BTP	-	Buoni del Tesoro Poliennali
CBT	-	Chicago Board of Trade
EONIA	-	Euro OverNight Index Average
ETF	-	Exchange Traded Fund
ETN	-	Exchange Traded Note
EURIBOR	-	Euro Interbank Offered Rate
FedFundEffective	-	Federal Funds Effective Rate
GDR	-	Global Depositary Receipt
HK	-	Hong Kong
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
MUTSCALM	-	Bank of Japan Estimated Unsecured Overnight Call Rate
OAT	-	Obligations Assimilables du Trésor
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
RBA	-	Reserve Bank of Australia
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SABOR	-	South Africa Benchmark Overnight Rate
SONIA	-	Sterling Overnight Index Average

SPDR	-	Standard & Poor’s Depository Receipt
UCITS	-	Undertaking for Collective Investment in Transferable Securities

AB Cap Fund, Inc.

Multi-Manager Alternative Strategies Fund

February 28, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$39,460,473		$	– 0	–	$	– 0	–	$39,460,473
Financials	33,413,875			1,797,745			– 0	–	35,211,620
Consumer Discretionary	30,246,118			2,812,811			– 0	–	33,058,929
Industrials	27,188,195			1,853,134			– 0	–	29,041,329
Materials	22,699,003			1,616,885			– 0	–	24,315,888
Consumer Staples	13,300,629			2,627,259			– 0	–	15,927,888
Health Care	12,778,083			1,705,973			– 0	–	14,484,056
Energy	7,122,300			– 0	–		– 0	–	7,122,300
Telecommunication Services	2,859,360			727,272			– 0	–	3,586,632
Real Estate	624,205			274,625			142,849		1,041,679
Utilities	429,403			– 0	–		– 0	–	429,403
Corporate Bonds	– 0	–		30,981,080			4,200,998		35,182,078
Other Asset Backed Securities	– 0	–		1,145,549			10,511,521		11,657,070
Collateralized Mortgage Obligations	– 0	–		9,439,944			– 0	–	9,439,944
Bank Loans	– 0	–		5,965,683			2,642,454		8,608,137
Government Issues	– 0	–		5,201,650			– 0	–	5,201,650
Depository Receipts	4,596,286			391,677			– 0	–	4,987,963
Warrants	3,251,634			– 0	–		– 0	–	3,251,634
Municipals	– 0	–		1,995,544			352,913		2,348,457
Convertible Bonds	– 0	–		648,916			122,305		771,221
Preferred Stocks	753,131			– 0	–		– 0	–	753,131
Options Purchased - Puts	– 0	–		122,214			– 0	–	122,214
Mutual Funds	107,904			– 0	–		– 0	–	107,904
Options Purchased - Calls	– 0	–		90,007	(a)		– 0	–	90,007
Rights	– 0	–		– 0	–		28,910	(a)	28,910
Short-Term Investments	61,104,453			– 0	–		– 0	–	61,104,453
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,480,352			– 0	–		– 0	–	5,480,352
Liabilities:
Mutual Funds	(38,256,180)			(720,709)			– 0	–	(38,976,889)
Common Stocks:
Consumer Discretionary	(9,030,667)			(563,299)			– 0	–	(9,593,966)
Industrials	(6,972,385)			(710,082)			– 0	–	(7,682,467)
Information Technology	(3,496,435)			(2,057,788)			– 0	–	(5,554,223)
Health Care	(4,022,706)			(96,573)			– 0	–	(4,119,279)
Telecommunication Services	(2,364,219)			– 0	–		– 0	–	(2,364,219)
Financials	(1,802,457)			(195,174)			– 0	–	(1,997,631)
Energy	(1,630,557)			– 0	–		– 0	–	(1,630,557)
Materials	(1,569,571)			– 0	–		– 0	–	(1,569,571)
Consumer Staples	(1,038,205)			– 0	–		– 0	–	(1,038,205)
Depository Receipts	(5,639,972)			– 0	–		– 0	–	(5,639,972)
R.E. Investment Trust Units	(40,976)			– 0	–		– 0	–	(40,976)
Other Asset Backed Securities	– 0	–		– 0	–		(321)		(321)

Total Investments in Securities	189,551,074			65,054,343			18,001,629		272,607,046
Other Financial Instruments (b):
Assets:
Futures	26,867			– 0	–		– 0	–	26,867
Forward Currency Exchange Contracts	– 0	–		1,503,251			– 0	–	1,503,251
Credit Default Swaps	– 0	–		2,485			– 0	–	2,485
Total Return Swaps	– 0	–		3,052,909			– 0	–	3,052,909
Liabilities:
Futures	(20,984)			– 0	–		– 0	–	(20,984)
Forward Currency Exchange Contracts	– 0	–		(1,753,420)			– 0	–	(1,753,420)
Currency Options Written	– 0	–		(60,770)			– 0	–	(60,770)
Put Options Written	– 0	–		(32,466)			– 0	–	(32,466)
Credit Default Swaps	– 0	–		(8,640)			– 0	–	(8,640)
Interest Rate Swaps	– 0	–		(5,571)			– 0	–	(5,571)
Total Return Swaps	– 0	–		(1,214,205)			– 0	–	(1,214,205)

Total (c)	$189,556,957			$66,537,916			$18,001,629		$274,096,502

(a)	The Fund held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written which are valued at market value.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Corporate Bonds		Other Asset Backed Securities
Balance as of 5/31/16	$	– 0	–	$2,563,001		$9,232,638
Accrued discounts/(premiums)		– 0	–	28,488		302,471
Realized gain (loss)		– 0	–	112,165		123,133
Change in unrealized appreciation/depreciation		8,895		710,609		600,922
Purchases/Payups		133,954		1,379,679		1,537,791
Sales/Paydowns		– 0	–	(2,232,494)		(1,285,755)
Transfers in to Level 3		– 0	–	1,639,550		– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 2/28/17		$142,849		$4,200,998		$10,511,200

Net change in unrealized appreciation/depreciation from investments held as of 2/28/17		$8,895		$774,743		$600,922

	Collateralized Mortgage Obligations			Bank Loans		Municipals
Balance as of 5/31/16		$99,338		$971,159		$66,784
Accrued discounts/(premiums)		– 0	–	11,618		(1,998)
Realized gain (loss)		– 0	–	1,722		– 0	–
Change in unrealized appreciation/depreciation		375		37,962		7,751
Purchases		– 0	–	2,102,280		280,376
Sales		(99,713)		(224,900)		– 0	–
Transfers in to Level 3		– 0	–	140,207		– 0	–
Transfers out of Level 3		– 0	–	(397,594)		– 0	–

Balance as of 2/28/17	$	– 0	–	$2,642,454		$352,913

Net change in unrealized appreciation/depreciation from investments held as of 2/28/17	$	– 0	–	$38,472		$7,751

	Convertible Bonds			Rights (a)		Total
Balance as of 5/31/16		$967,747		$ – 0	–	$13,900,667
Accrued discounts/(premiums)		4,257		– 0	–	344,836
Realized gain (loss)		(366,518)		– 0	–	(129,498)
Change in unrealized appreciation/depreciation		559,207		(5,389)		1,920,332
Purchases/Payups		50,000		34,299		5,518,379
Sales/Paydowns		(1,092,388)		– 0	–	(4,935,250)
Transfers in to Level 3		– 0	–	– 0	–	1,779,757
Transfers out of Level 3		– 0	–	– 0	–	(397,594)

Balance as of 2/28/17		$122,305		$28,910		$18,001,629	(b)

Net change in unrealized appreciation/depreciation from investments held as of 2/28/17		$(29,961)		$(5,389)		$1,395,433

(a)	The Fund held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at February 28, 2017. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 2/28/17			Valuation Technique	Unobservable Input	Input
Rights	$	– 0	–	Qualitative Assessment		$0.00
Other Asset Backed Securities		$(321)		Qualitative Assessment		Priced at Par

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the nine months ended February 28, 2017 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/17 (000)	Dividend Income (000)
$49,963	$270,949	$260,279	$60,648	$130

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 24, 2017